                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

[GRAPHIC OMITTED]

FIXED INCOME
Semiannual Report
2002

DELAWARE
Tax-Free Minnesota Fund

DELAWARE
Tax-Free Minnesota Insured Fund

DELAWARE
Tax-Free Minnesota Intermediate Fund

DELAWARE
Minnesota High-Yield Municipal Bond Fund

[GRAPHIC OMITTED]


POWERED BY RESEARCH.(SM)

A Commitment
     to Our Investors

Experience

o Our seasoned investment professionals average 12 years experience, bringing a wealth of knowledge and expertise to our management team.

o We trace our origins to 1929 and opened our first mutual fund in 1938. Over the past 73 years, we have weathered a wide range of economic and market environments.

Performance

o  We strive to deliver consistently good performance in all asset classes.

o We believe that hiring the best and the brightest in the industry, conducting fundamental research, and working in a disciplined investment process are essential to quality investment management.

Service

o  We are committed to providing the highest standards of client service.

o You can count on quick and courteous service, easy access to information about your accounts, and hassle-free transaction processing.

o We make our funds available through financial advisors who can offer you individualized attention and valuable investment advice.

Diversification

o Our comprehensive family of funds gives you the opportunity to diversify your portfolio effectively.

o We offer mutual funds in virtually every asset class from domestic equity and fixed income to international securities.

Our commitments have earned us the confidence of discriminating institutional and individual investors. Delaware Management Company and its affiliates managed approximately $85 billion in assets as of March 31, 2002.


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)Delaware Distributors, L.P.


Table
     of Contents


Letter to Shareholders                           1

Portfolio Management Review                      3

New at Delaware                                  6

Performance Summary

Delaware Tax-Free Minnesota Fund                 7

Delaware Tax-Free Minnesota
Insured Fund                                     8

Delaware Tax-Free Minnesota
Intermediate Fund                                9

Delaware Minnesota
High-Yield Municipal Bond Fund                  10

Financial Statements:

Statements of Net Assets                        11

Statement of Assets and Liabilities             26

Statements of Operations                        27

Statements of Changes in Net Assets             28

Financial Highlights                            30

Notes to Financial Statements                   42

Letter                                   Delaware Minnesota Municipal Bond Funds
     to Shareholders                     March 12, 2002

Recap of Events

The six months ended February 28, 2002 formed a complex period for investors in fixed-income securities. Throughout the period, yield and price swings on bonds were unusually wide, as investors grappled with an extremely varied set of economic forecasts. September 11 and its aftermath also generated concerns about bond credit quality - especially among corporate issuers - leading to increased volatility throughout the fixed-income marketplace.

Amid these concerns, municipal bond credit ratings generally held up well compared to those of other fixed-income investments. According to credit rating agency Standard & Poor's, 211 corporate bond issuers defaulted on a record $115.4 billion of debt during 2001. Yet aside from several city agency bonds and airport bonds in New York that were directly affected by the events of September 11, municipal bond credit remained relatively unaffected throughout much of the recent recession.

Volatility was relatively muted among municipals during the period. An increase of greater than 35% in municipal supply during 2001 helped keep municipal yields from swinging as widely as those in some other fixed-income asset classes (Source: Salomon Smith Barney). The fact that demand in the municipal markets is generated largely by individual investors also may have helped keep yields relatively stable. Demand from individual investors is known to drop off as yields fall across the fixed-income markets, and vice versa. This tends to create a stabilizing force on yields in the individual investor-dominated municipal markets.

"A full six months after the tragic events of September 11, we now have a clearer picture of that day's impact on the U.S. economy and our capital markets."

Despite a growing consensus that the recession may now be ending, other concerns have recently stifled confidence regarding an end to the broader, global economic slowdown. With news of accounting irregularities dominating business headlines, many investors showed concern that similar problems could affect other large issuers as well. As the second half of the fiscal year begins for your fund, the strength of any U.S. economic recovery is a burning issue for the fixed-income markets in general.

Total Return
For the period ended February 28, 2002                                          Six Months

Delaware Tax-Free Minnesota Fund - Class A Shares                                  +1.66%
Delaware Tax-Free Minnesota Insured Fund - Class A Shares                          +1.61%
Lipper Minnesota Municipal Debt Funds Average (50 funds)                           +1.43%
Delaware Tax-Free Minnesota Intermediate Fund - Class A Shares                     +2.36%
Lipper Other States Intermediate Municipal Debt Funds Average (91 funds)           +1.60%
Delaware Minnesota High-Yield Municipal Bond Fund - Class A Shares                 +1.99%
Lipper High-Yield Municipal Debt Funds Average (76 funds)                          +0.34%
-----------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                                               +1.99%
Lehman Brothers Insured Municipal Bond Index                                       +1.98%
Lehman Brothers Five-Year Municipal Bond Index                                     +2.59%
-----------------------------------------------------------------------------------------

All performance shown above is at net asset value without the effect of sales charges and assumes reinvestment of all distributions. Performance information for all Fund classes can be found on pages 7 through 10. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. The Lehman Brothers Insured Municipal Bond Index is an unmanaged index that generally tracks the performance of insured municipal bonds. The Lehman Brothers Five-Year Municipal Bond Index is an unmanaged index that tracks municipal bonds which have an approximate maturity of five years. The Lipper categories represent the average return of a peer group of municipal bond funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). You cannot invest directly in an index. Past performance is not a guarantee of future results.

Unlike U.S. Treasuries, the U.S. government does not guarantee the payment of principal and interest on municipal bonds.

Each of the four Delaware Investments tax-free funds for Minnesota outperformed its Lipper peer group during the six-month period ended February 28, 2002. On the pages that follow, portfolio managers Mitchell L. Conery and Patrick P. Coyne discuss performance for the individual funds, and their outlook for the remainder of the year in Minnesota's municipal bond market.

Market Outlook

A full six months after the tragic events of September 11, we now have a clearer picture of that day's impact on the U.S. economy and our capital markets. September 11 clearly prolonged a year-long economic slide, but also became a catalyst for recovery, as the economy obviously reached bottom sometime during the fall and winter and now appears to be rebounding somewhat more strongly than expected.

Longer municipal bond yields are currently offering significant premiums, allowing investors to pick up yield as they extend their maturity. Given this fact, and the current low interest rate environment, we think Delaware Investments tax-free funds are currently an attractive fixed-income investment vehicle. The after-tax yield on cash equivalents such as taxable and tax-exempt money market funds and bank CDs continued to plummet during the six-month period covered in this report. As a result, we believe that many investors in moderate to high tax brackets would do well to consider municipals. For more information on whether one of Delaware Investments' tax-free funds is suitable for you, please contact your financial advisor. Unlike Delaware tax-free funds, money market funds seek to maintain a stable share price. Return and share value for Delaware tax-free funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Also unlike Delaware tax-free funds, certificates of deposit are FDIC-insured and U.S. Treasuries are backed by the full faith and credit of the U.S. government.

As we look to a brighter future, Delaware Investments remains committed to growing its service-oriented approach, and meeting shareholders' ever-changing needs. As a result, we recently debuted Delaware eDelivery, which allows you to receive your fund materials, including these reports, electronically instead of via U.S. mail. At Delaware, we take pride in our award-winning service, and we hope you enjoy this new feature, which we are offering in response to shareholder requests.

Sincerely,

/s/ Charles E. Haldeman, Jr
--------------------------------------
Charles E. Haldeman, Jr.
Chairman,
Delaware Investments Family of Funds

/s/ David K. Downes
--------------------------------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

Portfolio
       Management Review


Fund Managers
Mitchell L. Conery
Senior Portfolio Manager

Patrick P. Coyne
Senior Portfolio Manager

The Funds' Results
Municipal bonds continued their recent strong performance during the past six months. It was a period characterized by a weak economy that became even weaker following the September 11 terrorist attacks. To reduce the economy's vulnerability and spur economic growth, the Fed continued its strategy of reducing interest rates. During all of 2001, the Fed lowered the federal funds rate 11 times to its lowest level in the last 40 years. Despite these low interest rates, inflation, a source of great concern for bond investors because it decreases the value of coupon payments, remained modest.

"With interest rates falling steadily during 2001, older bonds offering higher rates became more valuable and increased in price"

For most of the period investors generally took part in a "flight to quality," avoiding riskier securities and opting instead for higher-quality investment opportunities. Municipal bond funds benefited greatly from this sentiment. According to the Investment Company Institute, investors bought more than $11.5 billion of municipal bond funds in 2001, after having sold $14 billion worth of municipal bond funds in 2000.

With interest rates falling steadily during 2001, older bonds offering higher rates became more valuable and increased in price (their yields -- which move inversely to price -- fell accordingly). Beginning late in the period, however, municipal bond prices began to retreat from their highs. The market reversal stemmed from increased optimism about the economy, suggesting the Fed would be more likely to raise than lower interest rates in the future.

                                         Delaware Minnesota Municipal Bond Funds
                                         March 12, 2002




The period was to be characterized by strong demand for municipal bonds and ample supply to meet that demand. Total municipal bond issuance in 2001 reached a record $283.6 billion in 2001, up 42 percent over the previous year's total, according to the Bond Market Association. Issuance of Minnesota municipal bonds, however, grew less rapidly - at a year-over-year pace of approximately 10%.

Issuers of municipal securities continued to display surprising financial strength, despite the slowing economy. This enabled states and municipalities to obtain more favorable lending terms and find willing buyers for their bonds. At the same time, the slowing economy forced municipalities to tighten their budgets because of a decline in available revenues. This helped contribute to the overall supply of municipal bonds, since a number of projects that might once have been funded on a pay-as-you-go basis now needed to be financed by issuing debt in public markets.

Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Fund returned +1.66% (Class A shares at net asset value with distributions reinvested) for the six-month period that ended February 28, 2002. This performance slightly surpassed that of its peer group, the Lipper Minnesota Municipal Debt Funds Average, which returned +1.43% during the same period. The Fund's dividend payments during the last six months were exempt from Minnesota state and federal taxes.*

This outperformance can be attributed, in part, to a somewhat longer-than-average duration. During the six-month period, the Fund's duration declined to 6.8 years from 7.3 years, indicating a decreased sensitivity to changes in interest rates. This reflected our belief that future interest rates were more likely to begin rising in the face of a potentially improving economy.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

During the last six months, we made only modest changes to the Fund's portfolio, maintaining an average credit rating of A throughout the period. One way we sought to moderate risk was to reduce the Fund's weighting in tax-free bonds issued by Potlach, an Idaho-based paper company that has significant operations in Minnesota. The Potlach bond issue was a reasonably strong contributor to the Fund's income stream during the period, but the Fund's position had grown somewhat large and we reduced our weighting by reinvesting proceeds from the Potlach bonds elsewhere.

One characteristic of the Minnesota municipal market is that many new issues come to market backed by an insurance guarantee. While insured bonds can add valuable stability to a portfolio, investing entirely in them does limit the amount of yield that portfolio managers can add to a mutual fund. Thus, our management approach during the period was to strike a balance between adding high-quality bond issues and lower-quality, higher-yielding securities as they became available. For any such higher-yielding bonds, we scrutinized them to make sure that we were comfortable with the amount of risk they offered relative to their potential reward.

Delaware Tax-Free Minnesota Insured Fund
For the six-month period ended February 28, 2002, Delaware Tax-Free Minnesota Insured Fund returned +1.61% (Class A shares at net asset value with distributions reinvested). This performance was slightly better than that of its peer group, the Lipper Minnesota Municipal Debt Funds Average, which returned +1.43% during the same period. The Fund's dividend payments during the last six months were exempt from Minnesota state and federal taxes.*

We attribute the outperformance to a shorter-than-average duration relative to other Minnesota municipal bond funds. The Fund's duration rose slightly during the six-month period, increasing to 6.1 from 5.5 years. This increase indicates an increased sensitivity to changes in interest rates. Even though we believe interest rates are more likely to increase than decrease during the short term, we sought this modest duration increase to obtain a higher yield for the Fund. Nevertheless, we also sought to keep duration short enough to manage interest-rate risk.

During the last six months, we managed the Fund by using a barbell approach. In other words, the Fund included a combination of higher-yielding bonds that are highly sensitive to current market conditions and lower-volatility bonds offering increased stability but lower coupon payments.

In keeping with the Fund's investment objective, we sought to manage the Fund conservatively and moderate its risk. Yet we were consistently on the lookout for opportunities to enhance the Fund's yield during the period without adding significant amounts of risk. Accordingly, we added a small percentage of lower-rated investment-grade bonds (investment-grade includes bonds rated BBB or better) in which we felt particularly confident about the credit. Nevertheless, during the past six months the Fund's average credit rating remained AAA, the highest possible.

Delaware Tax-Free Minnesota Intermediate Fund
For the six-month period ended February 28, 2002, Delaware Tax-Free Minnesota Intermediate Fund returned +2.36% (Class A shares at net asset value with distributions reinvested). This performance surpassed that of its peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned +1.60% during the same period. The Fund's dividend payments during the last six months were exempt from Minnesota state and federal taxes.*

One of the reasons for the Fund's relative outperformance was a shorter-than-average duration. On February 28, 2002, the duration was 5.1 years, down from 5.6 years on August 31, 2001. This decrease in duration meant that the Fund's portfolio became less sensitive to changes in interest rates. Such a positioning worked in the Fund's favor late in the reporting period, when the municipal bond market retreated in response to expected future interest rate increases.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

The Fund was invested largely in investment-grade securities during the reporting period, maintaining an average credit rating of BBB throughout. During the past six months, we managed the Fund with a barbell strategy. This entailed investing in a combination of short-term bonds offering relatively high coupon payments along with longer bonds whose prices were more sensitive to changes in interest rates.

Delaware Minnesota High-Yield Municipal Bond Fund
During the six months that ended February 28, 2002, Delaware Minnesota High-Yield Municipal Bond Fund returned +1.99% (Class A shares at net asset value with distributions reinvested). This performance was better than that of its peer group, the Lipper High-Yield Municipal Debt Funds Average, which returned +0.34% during the same period. The Fund's dividend payments during the last six months were exempt from Minnesota state and federal taxes.*

One of the major reasons for the Fund's outperformance of its peer group was a significant weighting in healthcare securities, which generally performed extremely well last year. Healthcare happens to be a large area of tax-free bond issuance in Minnesota. As the period progressed and the Fund's healthcare investments outperformed, we looked to cut back our weighting in the sector because we became less comfortable with the potential risk of owning bonds whose best performance might be behind them. Thus, we sold some of these strong-performing securities and reinvested the proceeds in higher-quality healthcare investments or, to increase portfolio diversification, in other areas of the market.

Besides focusing on improving credit quality, we also looked to add highly liquid bonds to the Fund, enhancing our flexibility in managing the portfolio. For example, we eliminated some of our less sellable positions and added bonds that are more in demand, such as $2 million worth of a high-quality Puerto Rico highway bond issue. Bonds issued by U.S. territories are widely sought after because of their fully tax-exempt status in all 50 states.

Outlook
Recent economic data suggests that the economy may continue to pick up strength. The stronger the economy gets, the more likely that the Federal Reserve will increase interest rates from its current near-historic lows. Such a situation would place negative pressure on the municipal bond market -- especially with respect to short-term municipals, which move in the opposite direction of interest rates.

There are some positive signs for the municipal bond market as well. First, we see no signs of inflation on the horizon. Second, we believe that any economic recovery may be somewhat muted, which would suggest that long-term interest rates may remain low. This would be favorable for longer-maturity municipal investments. To prepare the portfolio for both the short and long term, therefore, we plan to continue managing most of the funds using a barbell strategy -- combining high-yielding, shorter-maturity municipal bonds with longer-maturity bonds that we believe may offer ongoing value for investors.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

New
   at Delaware

Simplify your life. Sign up for Delaware's new eDelivery!

No more hunting for lost documents or misplaced items in your filing cabinet. Delaware Investments helps you get organized with Delaware eDelivery. Online account access users can now receive fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

To sign up for Delaware eDelivery:

1. Go to www.delawareinvestments.com/edelivery

2. Follow the directions to register.

Take control with Delaware eDelivery!

If you have questions or need more information, call our Shareholder Service Center at 800 523-1918 from 8:00 a.m. to 8:00 p.m. Eastern Time, Monday through Friday.


                                                            [GRAPHIC OMITTED]
                                                            DELAWARE
                                                            e:delivery
                                                            ONLINE, ALL THE TIME

Delaware
       Tax-Free Minnesota Fund

Fund Basics

As of February 28, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current income exempt from federal income tax and Minnesota state personal income tax, as is consistent with preservation of capital.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$376.29 million
--------------------------------------------------------------------------------
Number of Holdings:
138
--------------------------------------------------------------------------------
Fund Start Date:
February 29, 1984
--------------------------------------------------------------------------------
Your Fund Managers:
Mitchell L. Conery received a bachelor's degree from Boston University and an MBA in finance from the State University of New York at Albany. Prior to joining Delaware Investments in 1997, he served as an investment officer with the Travelers Group. Before that, he held positions at CS First Boston Corporation, MBIA Corporation, Thomas McKinnon Securities, Ovest Financial Services, and Merrill Lynch.

Patrick P. Coyne received a bachelor's degree from Harvard University and an MBA in finance from the University of Pennsylvania's Wharton School. He began his career with Kidder, Peabody & Co., where he managed the firm's trading desk for four years. He joined Delaware Investments' fixed-income department in 1990.
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A DEFFX
Class B DMOBX
Class C DMOCX

Fund Performance
Average Annual Total Returns
Through February 28, 2002     Lifetime   10 Years    Five Years      One Year
--------------------------------------------------------------------------------
Class A (Est. 2/29/84)
Excluding Sales Charge        +7.97%     +6.02%      +5.30%          +5.77%
Including Sales Charge        +7.74%     +5.62%      +4.51%          +1.82%
--------------------------------------------------------------------------------
Class B (Est. 3/11/95)
Excluding Sales Charge        +5.24%                 +4.54%          +4.97%
Including Sales Charge        +5.24%                 +4.20%          +0.97%
--------------------------------------------------------------------------------
Class C (Est. 5/4/94)
Excluding Sales Charge        +5.10%                 +4.54%          +4.97%
Including Sales Charge        +5.10%                 +4.54%          +3.97%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 3.75% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Minnesota Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware
    Tax-Free Minnesota Insured Fund

Fund Basics

As of February 28, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$253.24 million
--------------------------------------------------------------------------------
Number of Holdings:
96
--------------------------------------------------------------------------------
Fund Start Date:
May 1, 1987
--------------------------------------------------------------------------------
Your Fund Managers:
Mitchell L. Conery
Patrick P. Coyne
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A MNINX
Class B DVMBX
Class C DVMCX

Fund Performance
Average Annual Total Returns
Through February 28, 2002       Lifetime    10 Years   Five Years       One Year
--------------------------------------------------------------------------------
Class A (Est. 5/1/87)
Excluding Sales Charge           6.79%      +6.12%     +5.38%           +5.63%
Including Sales Charge          +6.51%      +5.72%     +4.58%           +1.66%
--------------------------------------------------------------------------------
Class B (Est. 3/7/95)
Excluding Sales Charge          +5.20%                 +4.60%           +4.85%
Including Sales Charge          +5.20%                 +4.27%           +0.85%
--------------------------------------------------------------------------------
Class C (Est. 5/4/94)
Excluding Sales Charge          +5.01%                 +4.60%           +4.84%
Including Sales Charge          +5.01%                 +4.60%           +3.84%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 3.75% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Minnesota Insured Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware
       Tax-Free Minnesota Intermediate Fund

Fund Basics
As of February 28, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a weighted average portfolio maturity of 10 years or less.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$55.22 million
--------------------------------------------------------------------------------
Number of Holdings:
48
--------------------------------------------------------------------------------
Fund Start Date:
October 27, 1985
--------------------------------------------------------------------------------
Your Fund Managers:
Mitchell L. Conery
Patrick P. Coyne
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A DXCCX
Class B DVSBX
Class C DVSCX

Fund Performance
Average Annual Total Returns
Through February 28, 2002    Lifetime   10 Years  Five Years     One Year
--------------------------------------------------------------------------------
Class A (Est. 10/27/85)
Excluding Sales Charge       +5.59%     +4.80%    +4.22%         +6.06%
Including Sales Charge       +5.41%     +4.51%    +3.64%         +3.10%
--------------------------------------------------------------------------------
Class B (Est. 8/15/95)
Excluding Sales Charge       +3.64%               +3.34%         +5.05%
Including Sales Charge       +3.64%               +3.34%         +3.05%
--------------------------------------------------------------------------------
Class C (Est. 5/4/94)
Excluding Sales Charge       +3.89%               +3.34%         +5.15%
Including Sales Charge       +3.89%               +3.34%         +4.15%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 2.75% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Minnesota Intermediate Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware
     Minnesota High-Yield Municipal Bond Fund

Fund Basics

As of February 28, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium-and lower-grade municipal obligations.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$51.78 million
--------------------------------------------------------------------------------
Number of Holdings:
52
--------------------------------------------------------------------------------
Fund Start Date:
June 4, 1996
--------------------------------------------------------------------------------
Your Fund Managers:
Mitchell L. Conery
Patrick P. Coyne
--------------------------------------------------------------------------------
Nasdaq Symbols:
Class A DVMHX
Class B DVMYX
Class C DVMMX

Fund Performance
Average Annual Total Returns
Through February 28, 2002         Lifetime      Five Years     One Year
--------------------------------------------------------------------------------
Class A (Est. 6/4/96)
Excluding Sales Charge            +5.67%        +5.15%         +7.35%
Including Sales Charge            +4.97%        +4.35%         +3.30%
--------------------------------------------------------------------------------
Class B (Est. 6/12/96)
Excluding Sales Charge            +5.29%        +4.35%         +6.50%
Including Sales Charge            +5.15%        +4.03%         +2.50%
--------------------------------------------------------------------------------
Class C (Est. 6/12/96)
Excluding Sales Charge            +4.90%        +4.36%         +6.50%
Including Sales Charge            +4.90%        +4.36%         +5.50%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Class B and C share results, excluding sales charges, assume either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 3.75% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Minnesota High-Yield Municipal Bond Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Statements
       of Net Assets

                                                       Principal       Market
                                                       Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 98.34%
--------------------------------------------------------------------------------
Airport/Airline Revenue Bonds - 1.62%
   Minneapolis/St. Paul Metropolitan
      Airports Commission
      Revenue Series A
      5.00% 1/1/22 (AMBAC)                            $ 3,440,000   $ 3,447,499
      5.25% 1/1/32 (FGIC)                               2,600,000     2,633,748
                                                                    -----------
                                                                      6,081,247
                                                                    -----------
Continuing Care/Retirement Revenue Bonds - 4.43%
   Bloomington Housing & Redevelopment
      Authority (Senior Summerhouse
      Bloomington Project, Presbyterian
      Homes Housing & Assisted Living, Inc.)
      6.125% 5/1/35                                     3,420,000     2,961,617
   Eden Prairie Health Care Facilities
      Revenue (Castle Ridge Care Center)
      5.70% 7/1/28                                      1,740,000     1,402,423
   Minneapolis Housing Facilities Revenue
      (Augustana Chapel View Project)
      7.00% 4/1/18                                      1,000,000       990,410
   Minnesota Agriculture & Economic
      Development Board Revenue
      (Benedictine Health Systems)
      5.75% 2/1/29                                      1,195,000       968,488
   Minnetonka Housing Facilities Revenue
      (Beacon Hill Project, Presbyterian
      Homes & Services)
      7.70% 6/1/25                                      2,000,000     2,027,040
   Oakdale Revenue (Oak Meadows
      Project, Family Resources
      Development Inc.)
      7.00% 4/1/27                                      6,800,000     6,631,700
   Rochester Multifamily Revenue
      (Wedum Shorewood Campus)
      6.60% 6/1/36                                      1,840,000     1,684,833
                                                                    -----------
                                                                     16,666,511
                                                                    -----------
General Obligation Bonds - 11.15%
   Dakota County Capital Improvement
      Series A 4.75% 2/1/26                             6,390,000     6,181,303
   Hennepin County Regional Railroad
      Authority Revenue
      5.00% 12/1/26                                     2,750,000     2,736,250
      5.00% 12/1/31                                     4,030,000     3,989,660
   Hennepin County Series A
      4.50% 12/1/20                                     1,000,000       949,460
   Hennepin County Solid Waste
      5.75% 10/1/10                                     4,990,000     5,207,364
   Minneapolis Sales Tax
      6.30% 10/1/08                                     1,750,000     1,792,753
   Minneapolis Tax Increment Series E
      5.00% 3/1/13                                      6,265,000     6,560,707
   Minnesota State
      5.00% 11/1/20 (FSA)                               8,175,000     8,263,289

                                                Delaware Tax-Free Minnesota Fund
                                                February 28, 2002 (Unaudited)


                                                       Principal       Market
                                                       Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
General Obligation Bonds (continued)
 **Minnesota State, Inverse Floaters ROLS
     8.77% 11/1/16                                    $ 2,420,000   $ 2,549,543
     8.77% 11/1/17                                      1,135,000     1,182,341
     8.77% 11/1/18                                      1,145,000     1,179,316
   Rochester Tax Increment
     6.50% 12/1/04                                      1,000,000     1,012,950
   St. Paul Tax Increment (Block 39 Project)
     Series A 4.75% 2/1/25                                350,000       336,053
                                                                    -----------
                                                                     41,940,989
                                                                    -----------
Higher Education Revenue Bonds - 4.53%
   Minnesota State Higher Education
     Facilities Authority Revenue
     (Augsburg College) Series 4-F1
     6.25% 5/1/23                                       1,000,000     1,035,820
     (Hamline University) Series 4-I
     6.00% 10/1/12                                      1,250,000     1,314,513
     6.00% 10/1/16                                      1,790,000     1,838,545
     (St. Benedict College)
     Series 4-G 6.20% 3/1/16                            1,000,000     1,038,800
     (St. Thomas University)
     Series 3-R2 5.60% 9/1/14                           1,100,000     1,127,104
   University of Minnesota
     Series A 5.50% 7/1/21                              2,000,000     2,171,020
 **University of Minnesota, Inverse
     Floater ROLS Series II-R-29
     9.65% 7/1/21                                       5,250,000     6,147,959
     10.155% 7/1/18                                     1,920,000     2,383,104
                                                                    -----------
                                                                     17,056,865
                                                                    -----------
Hospital Revenue Bonds - 18.59%
   Bemidji Hospital Facilities Revenue
     (North County Health Services)
     6.05% 9/1/16                                         600,000       611,604
     6.05% 9/1/24                                       1,825,000     1,838,998
   Brainerd Health Care Facilities Revenue
     (St. Joseph's Hospital) Series E
     6.00% 2/15/12 (Connie Lee)                         2,250,000     2,383,425
   Duluth Economic Development
     Authority
     (St. Luke's Hospital)
     6.40% 5/1/18 (Connie Lee)                          3,295,000     3,387,194
     (St. Mary's Hospital)
     6.00% 2/15/20 (Connie Lee)                         9,450,000     9,932,423
   Maplewood Health Care Facility
     Revenue (Health East Project)
     5.95% 11/15/06                                     2,200,000     2,051,522
   Marshall Medical Center Gross Revenue
     (Weiner Memorial Medical Center
     Project) 6.00% 11/1/28                             1,000,000       890,810
   Minneapolis Hospital Revenue
     (Fairview Hospital &
     Healthcare Service)
     Series B 6.50% 1/1/11 (MBIA)                       2,775,000     2,842,627
   Northfield Hospital Revenue Series C
     6.00% 11/1/31 (MBIA)                               1,500,000     1,471,320

Statements
         of Net Assets (continued)

                                                       Principal       Market
                                                       Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
 Hospital Revenue Bonds (continued)
   Robbinsdale Hospital Revenue
     (North Memorial Medical Center)
     5.50% 5/15/23 (AMBAC)                            $10,725,000   $10,841,902
 **Rochester Health Care Facilities
     Revenue (Mayo Clinic),
     Inverse Floater ROLS
     Series H 10.41% 11/15/15                           3,500,000     3,736,250
     Series II-R-28-A 9.65% 11/15/27                    2,100,000     2,214,639
     Series II-R-28-B 9.65% 11/15/27                    8,375,000     8,832,191
   Rochester Health Care Facilities
     Revenue (Mayo Foundation)
     Series B 5.50% 11/15/27                              700,000       719,110
   St. Louis Park Commercial Development
     Revenue (G & N, L P Project
     Methodist Hospital Guaranteed)
     7.25% 6/1/13                                       1,120,000     1,120,885
   St. Louis Park Health Care Facilities
     Revenue (Healthsystem Obligated)
     Series A 5.20% 7/1/23 (AMBAC)                     10,220,000    10,228,277
   St. Paul Housing & Redevelopment
     Authority Hospital Revenue
     (Health East Project) Series A
     5.70% 11/1/15                                      1,300,000     1,037,374
     6.625% 11/1/17                                     6,000,000     5,134,140
   Washington County Housing &
     Redevelopment Authority
     (Health East Project) 5.50% 11/15/27               1,000,000       674,710
                                                                    -----------
                                                                     69,949,401
                                                                    -----------
Housing Revenue Bonds - 13.76%
   Austin Housing & Redevelopment
     Authority Governmental Housing
     Gross Revenue (Courtyard Residence
     Project) Series A 7.25% 1/1/26                       500,000       510,395
   Brooklyn Center Multifamily Housing
     Revenue (Ponds Family Housing
     Project-Section 8) 5.90% 1/1/20                    1,250,000     1,254,988
   Burnsville Multifamily Revenue
     (Bridgeway Apartments Project)
     7.625% 2/1/24 (FHA)                                3,370,000     3,412,968
   Carver County Housing &
     Redevelopment Authority Multifamily
     Revenue (Lake Grace Apartments
     Project) Series A 6.00% 7/1/28                     1,435,000     1,455,248
   Dakota County Housing &
     Redevelopment Authority Multifamily
     Revenue (Affordable Housing View
     Point Project) 6.125% 11/1/17                      2,475,000     2,379,638
   Eden Prairie Multifamily
     (Tanager Creek Apartments)
     Series A 8.05% 6/20/31 (GNMA)                      7,605,000     8,392,953
     (Windslope Apartments Project)
     7.10% 11/1/17                                      1,585,000     1,618,396
   Hopkins Multifamily Revenue
     (Hopkins Renaissance Project-
     Section 8) 6.375% 4/1/20                           1,000,000     1,039,450

                                                Delaware Tax-Free Minnesota Fund


                                                       Principal       Market
                                                       Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Housing Revenue Bonds (continued)
   Little Canada Multifamily Housing
      Revenue (Housing Alternatives
      Development Co. Project) Series A
      6.10% 12/1/17                                   $ 1,515,000   $ 1,451,294
      6.25% 12/1/27                                     2,900,000     2,651,325
   Minneapolis Multifamily Revenue
      (Seward Towers Project)
      7.375% 12/20/30 (GNMA)                            4,000,000     4,062,680
      (Trinity Apartments-Section 8)
      Series A 6.75% 5/1/21                             2,015,000     2,023,262
   Minnesota State Housing Finance
      Agency (Section 8)
      Series A 6.95% 2/1/14                             1,500,000     1,519,140
      Series B 6.25% 8/1/22                               600,000       600,462
   Park Rapids Multifamily Revenue
      (The Court Apartments Project-
      Section 8) 6.30% 2/1/20                           3,095,000     2,966,712
   St. Louis Park Multifamily
      (Community Housing & Services)
      6.25% 12/1/28 (FHA)                               3,855,000     3,990,850
      (Westwind Apartments Project)
      5.75% 1/1/29 (GNMA)                               3,865,000     3,917,062
   St. Louis Park Residential Mortgage
      Revenue Single Family Mortgage
      7.25% 4/20/23 (GNMA)                                560,000       567,756
   St. Paul Housing & Redevelopment
      Agency Authority Multifamily
      Housing Revenue (900 Como Lake
      Project) 7.50% 3/1/26 (FHA)                       1,000,000       995,580
   St. Paul Housing & Redevelopment
      Authority Single Family
      Mortgage Revenue
      6.90% 12/1/11 (FNMA)                                 20,000        20,099
      Series C 6.90% 12/1/21 (FNMA)                       805,000       820,311
   Stillwater Multifamily Revenue
      (Stillwater Cottages) Series A
      7.00% 11/1/27                                     1,000,000       957,480
   Wadena Housing & Redevelopment
      Agency (Humphrey Manor East
      Project) 6.00% 2/1/19                             2,130,000     2,142,950
   Washington County Housing &
      Redevelopment Authority Revenue
      (Briar Pond) Series C
      7.25% 8/20/34 (GNMA)                              1,000,000       982,700
   Wells Housing & Redevelopment Agency
      (Broadway Apartments Project-
      Section 8) 7.00% 1/1/19                             965,000     1,000,184
   Willmar Housing & Redevelopment
      Authority Multifamily Revenue
      (Highland Apartments-Section 8)
      5.85% 6/1/19                                      1,050,000     1,054,452
                                                                    -----------
                                                                     51,788,335
                                                                    -----------

Statements
          of Net Assets (continued)


                                                       Principal       Market
                                                       Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Industrial Development Revenue Bonds - 2.24%
   Richfield Commercial Development
      Revenue (Richfield Shoppes Project)
      8.375% 10/1/13                                  $ 2,200,000   $ 2,300,452
   Seaway Port Authority Duluth Industrial
      Development Dock & Wharf
      Revenues (Cargill, Inc. Project)
      Series E 6.125% 11/1/14                           4,500,000     4,854,375
   St. Paul Port Authority Commercial
      Development General Revenue
      (Fort Road Medical/Irvine Park)
      Series 1 7.50% 9/1/02 (Asset Gty)                 1,270,000     1,270,635
                                                                    -----------
                                                                      8,425,462
                                                                    -----------
Leases/Certificates of Participation - 0.48%
   Beltrami County Housing &
      Redevelopment Authority Revenue
      6.20% 2/1/14                                      1,010,000     1,046,582
   West St. Paul Minnesota Lease
      (K-Mart Corp. Project) 7.00% 11/1/07              1,201,257       756,792
                                                                    -----------
                                                                      1,803,374
                                                                    -----------
Other Revenue Bonds - 2.24%
   Minneapolis Community Development
      Agency Supported Revenue Limited
      Tax (Common Bond Fund) Series 2A
      7.125% 12/1/05                                      415,000       438,705
***Minneapolis Community Development
      Agency Tax Increment Revenue
      6.67% 9/1/09 (MBIA)                               5,750,000     4,239,590
   St. Cloud Commercial Development
      Revenue (Northwest Center
      Associates Project) 7.50% 8/1/12                  3,753,971     3,763,356
                                                                    -----------
                                                                      8,441,651
                                                                    -----------
Pollution Control Revenue Bonds - 2.57%
   Cloquet Pollution Control Revenue
      (Potlatch Corp. Projects)
      5.90% 10/1/26                                     9,200,000     8,328,300
   International Falls Pollution Control
      Revenue (Boise Cascade
      Corp. Project)
      5.65% 12/1/22                                     1,500,000     1,350,945
                                                                    -----------
                                                                      9,679,245
                                                                    -----------
Power Authority Revenue Bonds - 15.62%
   Bass Brook Pollution Control Revenue
      (Minnesota Power &
      Light Co. Project)
      6.00% 7/1/22                                     17,000,000    17,274,210
      6.00% 7/1/22 (MBIA)                                 750,000       772,980
   Chaska Electric Revenue
      6.00% 10/1/25                                     1,000,000     1,046,700

                                                Delaware Tax-Free Minnesota Fund


                                                       Principal       Market
                                                       Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Power Authority Revenue Bonds (continued)
   Northern Minnesota Municipal Power
      Agency Electric System Revenue
      Series A 5.00% 1/1/21                           $   880,000   $   871,992
   ***Series A 5.85% 1/1/09 (AMBAC)                     3,815,000     2,888,108
      Series B 4.75% 1/1/20 (AMBAC)                     2,500,000     2,448,300
      Series B 5.50% 1/1/18 (AMBAC)                     9,200,000     9,409,024
   Rochester Electric Utility Revenue
      5.25% 12/1/30                                     4,915,000     4,933,431
   Shakopee Public Utilities Commission
      Revenue 5.125% 2/1/26 (MBIA)                      1,000,000     1,004,640
   Southern Minnesota Municipal Power
      Agency Supply System
      Revenue Series A
      4.75% 1/1/16 (MBIA)                               3,550,000     3,551,953
   ***5.663% 1/1/19 (MBIA)                              8,210,000     3,544,503
      5.75% 1/1/18 (MBIA)                               7,770,000     8,021,126
   ***6.136% 1/1/21 (MBIA)                              3,000,000     1,150,920
      Series B 5.50% 1/1/15 (AMBAC)                     1,560,000     1,611,043
   Western Minnesota Municipal
      Power Agency 6.125% 1/1/16                          265,000       265,268
                                                                    -----------
                                                                     58,794,198
                                                                    -----------

*Pre-Refunded/Escrowed to Maturity Bonds - 7.44%
   Andover Commercial Development
      Revenue (Downtown Center Project)
      Series A 7.00% 12/1/12-03                         1,000,000     1,100,160
   Bloomington Tax Increment
      9.75% 2/1/08-05                                     500,000       597,545
   Faribault Independent School District
      #656 (School District
      Credit Enhanced)
      6.10% 6/1/10-04                                   1,000,000     1,081,160
   Kenyon Wanamingo Independent
      School District #2172
      6.00% 2/1/18-05 (MBIA)                            2,350,000     2,557,317
   Maplewood Independent School
      District #622 Series A
      7.10% 2/1/25-05 (FSA)                            10,000,000    11,233,699
   Minneapolis/St. Paul Housing &
      Redevelopment Authority Health
      Care System (Health One
      Obligated Group) Series A
      7.40% 8/15/11-02 (MBIA)                           1,360,000     1,390,804
   Minnesota Public Facilities Authority
      Water Pollution Control Series A
      6.25% 3/1/16-05                                   4,400,000     4,850,428
   Plainview Independent School
      District #810
      6.70% 2/1/06-03                                     385,000       403,226
      6.75% 2/1/07-03                                     420,000       440,072
      6.75% 2/1/08-03                                     445,000       466,267

Statements
          of Net Assets (continued)

                                                       Principal       Market
                                                       Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
*Pre-Refunded/Escrowed to Maturity Bonds (continued)
      Southern Minnesota Municipal Power
         Agency Supply System Revenue
         Series A 5.75% 1/1/18
         (Escrowed to Maturity) (MBIA)                $ 1,000,000   $ 1,051,170
         Series B 5.50% 1/1/15
         (Escrowed to Maturity) (AMBAC)                   990,000     1,038,609
      University of Minnesota Series A
         6.00% 2/1/11 (Escrowed to Maturity)            1,500,000     1,514,475
      Western Minnesota Municipal Power
         Agency 9.75% 1/1/16
         (Escrowed to Maturity) (MBIA)                    185,000       280,022
                                                                    -----------
                                                                     28,004,954
                                                                    -----------
 Recreation Area Revenue Bonds - 0.80%
      Minneapolis Art Center Facilities Revenue
         (Walker Art Center Project)
         5.125% 7/1/21                                  3,000,000     2,999,790
                                                                    -----------
                                                                      2,999,790
                                                                    -----------
 School District General Obligation Bonds - 5.80%
      Bloomington Independent School
         District #271 Series B 5.00% 2/1/17            5,300,000     5,412,783

   ***Farmington Independent
         School District #192
         Capital Appreciation Series B
         5.34% 2/1/21 (FSA)                             2,000,000       729,600
         5.424% 2/1/20 (FSA)                            2,650,000     1,023,563
   ***Lakeville Independent School District
         #194 Series B 5.45% 2/1/19 (FSA)               8,000,000     3,215,760
   ***Mahtomedi Independent School District
         #832 Series B 5.90% 2/1/14 (MBIA)              1,540,000       879,817
   ***Rockford Independent School District
         #883, Inverse Floater ROLS
         Series II-R-30-A 9.91% 2/1/23 (FSA)            3,510,000     3,885,430

   ***Rosemount Independent School District #196
         5.961% 4/1/12 (FSA)                            1,850,000     1,183,020
         6.008% 4/1/13 (FSA)                            1,915,000     1,152,600
         Series B 5.931% 4/1/11 (FSA)                   2,600,000     1,755,026
   ***Sartell Independent School District #748
         5.976% 2/1/13 (MBIA)                             540,000       328,034
         6.10% 2/1/15 (MBIA)                            1,075,000       582,682
         6.15% 2/1/16 (MBIA)                            1,750,000       893,638
         6.15% 2/1/17 (MBIA)                            1,600,000       768,416
                                                                    -----------
                                                                     21,810,369
                                                                    -----------
 Territorial General Obligation Bonds - 0.53%
      Puerto Rico Public Improvements
         Bonds Series A 5.125% 7/1/31                   2,000,000     1,979,200
                                                                    -----------
                                                                      1,979,200
                                                                    -----------

                                                Delaware Tax-Free Minnesota Fund





                                                       Principal       Market
                                                       Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Territorial Revenue Bonds - 4.06%
      Guam Power Authority Revenue
         Series A 5.125% 10/1/29                      $ 1,000,000  $    961,150
      Puerto Rico Commonwealth Highway
         & Transportation Authority
         Revenue Series D
         5.25% 7/1/38                                   2,000,000     2,002,220
      Puerto Rico Electric Power Authority
         Series EE 4.75% 7/1/24                         3,700,000     3,507,008
         Series X 5.50% 7/1/25                          2,930,000     2,972,104
    **Puerto Rico Electric Power Authority,
         Inverse Floater ROLS
         7.80% 7/1/19                                   3,050,000     2,846,352
      Puerto Rico Public Buildings Authority
         Series D 5.25% 7/2/36                          3,000,000     3,005,010
                                                                   ------------
                                                                     15,293,844
                                                                   ------------
 Water & Sewer Revenue Bonds - 2.48%
    **Minnesota Public Facilities Authority
         Water Pollution Control Revenue,
         Inverse Floater ROLS
         Series II-R-31 9.15% 3/1/14                    5,000,000     5,346,250
         Series II-TR-1 7.85% 3/1/16                    2,000,000     2,008,300
      Minnesota Public Facilities Authority
         Water Pollution Control Revenue
         Series B 4.75% 3/1/19                          2,000,000     1,982,720
                                                                   ------------
                                                                      9,337,270
                                                                   ------------
 Total Municipal Bonds
   (cost $352,314,775)                                              370,052,705
                                                                   ============
                                                        Number
                                                        of Shares
--------------------------------------------------------------------------------
Short-Term Investments - 0.31%
--------------------------------------------------------------------------------
      Federated Minnesota
         Municipal Cash Trust                           1,167,396     1,167,396
                                                                   ------------
 Total Short-Term Investments
   (cost $1,167,396)                                                  1,167,396
                                                                   ------------
 Total Market Value of Securities - 98.65%
   (cost $353,482,171)                                              371,220,101
 Receivables and Other Assets
   Net of Liabilities - 1.35%                                         5,066,694
                                                                   ------------
 Net Assets Applicable to 30,195,707
   Shares Outstanding - 100.00%                                    $376,286,795
                                                                   ============

Statements                                      Delaware Tax-Free Minnesota Fund
       of Net Assets (continued)
--------------------------------------------------------------------------------
Net Asset Value - Delaware Tax-Free Minnesota Fund
   Class A ($352,606,818 / 28,297,186 Shares)                            $12.46
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota Fund
   Class B ($16,811,953 / 1,348,335 Shares)                              $12.47
                                                                         ------
Net Asset Value - Delaware Tax-Free Minnesota Fund
   Class C ($6,868,024 / 550,186 Shares)                                 $12.48
                                                                         ------

Components of Net Assets at February 28, 2002:
Shares of beneficial interest
   (unlimited authorization -- no par)                             $358,565,548
Undistributed net investment income                                      41,761
Accumulated net realized loss on investments                            (58,474)
Net unrealized appreciation of investments                           17,737,960
                                                                   ------------
Total net assets                                                   $376,286,795
                                                                   ============

  * For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

 ** Inverse Floater Bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2002.

*** Zero coupon bond. The interest rate shown is the yield at the time of purchase.

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Indemnity Corporation
Asset Gty - Insured by the Asset Guaranty Insurance Company
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FNMA - Insured by Fannie Mae
FSA - Insured by Financial Security Assurance
GNMA - Insured by Ginnie Mae
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)                                              $12.46
Sales charge (3.75% of offering price, or 3.93%
   of amount invested per share) (B)                                       0.49
                                                                         ------
Offering price                                                           $12.95
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements
    of Net Assets (continued)

                                                          Principal    Market
                                                          Amount       Value
--------------------------------------------------------------------------------
Municipal Bonds - 99.05%
--------------------------------------------------------------------------------
Airport/Airline Revenue Bonds - 2.67%
    Minneapolis/St. Paul Metropolitan
       Airports Commission Revenue
       Series A 5.125% 1/1/25 (FGIC)                   $   100,000 $    100,487
       Series C 5.25% 1/1/32 (FGIC)                      6,595,000    6,671,238
                                                                   ------------
                                                                      6,771,725
                                                                   ------------
 General Obligation Bonds - 21.99%
    Becker Tax Increment Series D
       6.25% 8/1/15 (AMT) (MBIA)                         6,300,000    6,489,756
    Big Lake Independent School
       District #727 Series A
       5.00% 2/1/17 (FSA)                                1,040,000    1,062,131
       5.00% 2/1/20 (FSA)                                1,000,000    1,006,140
    Centennial Independent School District
       #012 Series A 5.00% 2/1/18 (FSA)                  1,270,000    1,293,343
    Chaska Independent School District
       #112 (School District Credit
       Enhancement Program)
       Series A 4.75% 2/1/21 (MBIA)                        780,000      760,477
    Dakota County Community
       Development Agency Governmental
       Housing Development 5.00% 1/1/21                  1,275,000    1,264,928
 ***Farmington Independent School
       District #192 Capital Appreciation
       Series B 5.912% 2/1/21 (FSA)                        500,000      182,400
    Hennepin County Series A
       4.50% 12/1/21                                     1,000,000      944,220
    Hennepin County Solid Waste
       5.75% 10/1/10                                     1,800,000    1,878,408
       Minnesota State
       5.00% 11/1/20 (FSA)                               5,500,000    5,559,400
    Mounds View Independent School
       District #621
       5.00% 2/1/20 (MBIA)                               2,970,000    2,991,859
       5.375% 2/1/24 (FGIC)                              6,170,000    6,350,349
    Osseo Independent School District
       #279 Series A 5.00% 2/1/21 (FSA)                  3,570,000    3,587,886
  **Rockford Independent School District
       #883, Inverse Floater ROLS
       Series II-R-30-B 9.86% 2/1/21 (FSA)               1,605,000    1,778,773
 ***Rosemount Independent School
       District #196
       5.80% 4/1/09 (FSA)                                1,860,000    1,393,847
       5.85% 4/1/10 (FSA)                                2,240,000    1,595,171
 ***Sauk Rapids Independent School
       District #047 Series B
       5.983% 2/1/15 (FSA)                               2,700,000    1,373,409
       6.083% 2/1/17 (FSA)                               2,245,000      998,419
  **South Washington County
       Independent School District
       #833, Inverse Floater ROLS
       Series II-R-34-A 9.86% 2/1/20 (MBIA)              3,440,000    3,826,415
       Series II-R-34-B 9.86% 2/1/21 (MBIA)              3,645,000    4,039,644

                                        Delaware Tax-Free Minnesota Insured Fund
                                        February 28, 2002 (Unaudited)

                                                          Principal    Market
                                                          Amount       Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
General Obligation Bonds (continued)
    St. Michael Independent School
       District #885
       5.00% 2/1/20 (FSA)                               $1,970,000  $ 1,984,499
       5.00% 2/1/27 (FSA)                                3,435,000    3,422,256
    Western Lake Superior Sanitation
       District Series A
       6.00% 10/1/08 (AMT) (MBIA)                          400,000      435,012
       6.10% 10/1/09 (AMT) (MBIA)                          425,000      463,624
       6.20% 10/1/10 (AMT) (MBIA)                          450,000      492,408
       6.20% 10/1/11 (AMT) (MBIA)                          475,000      519,764
                                                                   ------------
                                                                     55,694,538
                                                                   ------------
Higher Education Revenue Bonds - 2.82%
    Minnesota State Colleges &
       Universities Revenue Fund
       Series A
       5.00% 10/1/22 (FSA)                               5,135,000    5,153,640
    St. Cloud Housing & Redevelopment
       Authority (State University
       Foundation Project) 5.00% 5/1/23                  2,000,000    1,985,660
                                                                   ------------
                                                                      7,139,300
                                                                   ------------
Hospital Revenue Bonds - 14.25%
    Brainerd Health Care Facilities Revenue
       (St. Joseph's Hospital) Series E
       6.00% 2/15/12 (Connie Lee)                        1,500,000    1,588,950
       6.00% 2/15/20 (Connie Lee)                        2,000,000    2,100,140
    Duluth Economic Development
       Authority Health Care Facilities
       Revenue Benedictine Health System
       (St. Mary's Hospital) Series C
       6.00% 2/15/20 (Connie Lee)                        1,300,000    1,366,365
    Duluth Economic Development
       Authority Hospital Facilities Revenue
       (St. Luke's Hospital) Series B
       6.40% 5/1/10 (Connie Lee)                         3,335,000    3,429,681
       6.40% 5/1/18 (Connie Lee)                           500,000      513,990
    Minneapolis Health Care Facility
       Revenue (Fairview Hospital &
       Healthcare Service) Series A
       5.25% 11/15/19 (MBIA)                             2,750,000    2,769,580
    Minneapolis Hospital Revenue
       (Fairview Hospital & Healthcare
       Service) Series B
       6.50% 1/1/11 (MBIA)                               2,775,000    2,842,627
    Minneapolis/St. Paul Housing &
       Redevelopment Authority Health
       Care Systems
       (Children's Health Care)
       Series A 5.50% 8/15/25 (FSA)                      2,250,000    2,287,575
       (Healthspan Health System)
       Series A 5.00% 11/15/13 (AMBAC)                   6,490,000    6,604,937

Statements
          of Net Assets (continued)

                                                          Principal    Market
                                                          Amount       Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
  **Minnesota Agriculture & Economic
       Development Board Revenue
       (Fairview Hospital &
       Healthcare Service),
       Inverse Floater ROLS Series II-R-33
       10.16% 11/15/26 (MBIA)                          $ 5,125,000  $ 5,574,514
    Robbinsdale Hospital Revenue
       (North Memorial Medical Center)
       5.50% 5/15/23 (AMBAC)                             5,900,000    5,964,310
    St. Paul Housing & Redevelopment
       Authority Hospital Revenue
       (St. Paul/Ramsey Medical Center
       Project) 5.50% 5/15/13 (AMBAC)                    1,000,000    1,031,940
                                                                   ------------
                                                                     36,074,609
                                                                   ------------
Housing Revenue Bonds - 8.90%
    Chaska Waters Edge Multifamily
       Revenue 7.30% 1/20/30 (GNMA)                      3,257,000    3,552,214
    Dakota County Housing &
       Redevelopment Authority Single
       Family Mortgage Revenue
       5.85% 10/1/30 (AMT)
       (FNMA) (GNMA)                                     3,031,000    3,105,744
       6.70% 10/1/17 (FNMA)                              1,605,000    1,632,333
    Eagan Multifamily Revenue
       (Woodridge Apartments)
       5.90% 8/1/20 (GNMA)                               1,000,000    1,035,700
    Hopkins Multifamily Revenue
       (Auburn Apartments)
       8.05% 6/20/31 (GNMA)                              3,790,000    4,173,511
    Minneapolis Multifamily Revenue
       (Bottineau Commons Project)
       5.45% 4/20/43 (GNMA)                              1,500,000    1,514,445
    Minneapolis/St. Paul Housing Finance
       Board Revenue (Trinity Apartments)
       Series A 8.125% 12/1/14
       (AMT) (FHA) (GNMA) (VA)                              60,000       60,053
    Minnesota State Housing Finance
       Agency Series C-2
       5.95% 2/1/15 (AMBAC)                              2,165,000    2,242,161
    St. Paul Housing & Redevelopment
       Authority Multifamily Housing
       Revenue (Pointe of St. Paul Project)
       6.60% 10/1/12 (FNMA)                              4,000,000    4,129,560
    White Bear Lake Multifamily Revenue
       (Lake Square) Series A
       5.875% 2/1/15 (FHA)                               1,055,000    1,091,271
                                                                   ------------
                                                                     22,536,992
                                                                   ------------
Other Revenue Bonds - 0.80%
    Minneapolis Community Development
       Agency Series G-3 5.45% 12/1/31                   2,000,000    2,018,360
                                                                   ------------
                                                                      2,018,360
                                                                   ------------

                                        Delaware Tax-Free Minnesota Insured Fund


                                                          Principal    Market
                                                          Amount       Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Power Authority Revenue Bonds - 5.48%
    Northern Minnesota Municipal Power
       Agency Electric System
       Revenue Series B
       4.75% 1/1/20 (AMBAC)                            $ 1,100,000 $  1,077,252
       5.50% 1/1/18 (AMBAC)                              4,200,000    4,295,424
  **Northern Minnesota Municipal Power
       Agency Minnesota Electric System
       Revenue, Inverse Floater
       ROLS Series II-R-32
       9.15% 1/1/13 (FSA)                                4,585,000    5,244,002
    Shakopee Public Utilities Commission
       Revenue 5.125% 2/1/26 (MBIA)                      1,850,000    1,858,584
    Southern Minnesota Municipal Power
       Agency Supply System Revenue
       4.75% 1/1/16 (MBIA)                               1,400,000    1,400,770
                                                                   ------------
                                                                     13,876,032
                                                                   ------------
*Pre-Refunded/Escrowed to Maturity Bonds - 38.06%
    Alexandria Independent School
       District #206 Series A
       6.30% 2/1/13-03 (MBIA)                            1,775,000    1,849,177
    Becker Wastewater Treatment Facility
       Series A 5.95% 2/1/14-04 (MBIA)                     500,000      535,290
    Buffalo Independent School
       District #877 6.10% 2/1/15-03 (FSA)               1,030,000    1,071,159
    Dakota & Washington Counties Housing
       & Redevelopment Authority Single
       Family Residential Revenue
       8.15% 9/1/16 (Escrowed to Maturity)
       (AMT) (GNMA) (MBIA)                                 405,000      547,467
       8.375% 9/1/21 (Escrowed to Maturity)
       (AMT) (GNMA)                                     14,115,000   19,962,279
       8.45% 9/1/19 (Escrowed to Maturity)
       (AMT) (GNMA)                                      9,000,000   12,603,510
    Detroit Lakes Benedictine Health Care
       Facilities Revenue
       (St. Mary's Hospital) Series G
       6.00% 2/15/12-03 (Connie Lee)                     1,630,000    1,730,750
       6.00% 2/15/19-03 (Connie Lee)                     1,000,000    1,061,810
    Duluth Economic Development Authority
       Health Care Facilities
       Benedictine Health System
       (St. Mary's Hospital) Series B
       6.00% 2/15/17-03 (Connie Lee)                    10,000,000   10,618,100
    Duluth Economic Development Authority
       Health Care Facilities Revenue
       (Duluth Clinic)
       6.30% 11/1/22-02 (AMBAC)                          2,690,000    2,831,763
       6.30% 11/1/22-04 (AMBAC)                          1,060,000    1,172,116
    Elk River Independent School District
       6.00% 2/1/09-03 (AMBAC)                           3,950,000    4,104,248

Statements
          of Net Assets (continued)

                                                          Principal    Market
                                                          Amount       Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
*Pre-Refunded/Escrowed to Maturity Bonds (continued)
    Ellendale Independent School District #762
       6.00% 2/1/10-03 (AMBAC)                        $    230,000 $    239,090
       6.00% 2/1/11-03 (AMBAC)                             245,000      254,682
       6.00% 2/1/12-03 (AMBAC)                             265,000      275,473
       6.00% 2/1/13-03 (AMBAC)                             280,000      291,066
       6.00% 2/1/14-03 (AMBAC)                             300,000      311,856
       6.00% 2/1/15-03 (AMBAC)                             320,000      332,646
    Maplewood Independent School
       District #622 Series A
       7.10% 2/1/19-05 (MBIA)                            5,935,000    6,667,201
       7.10% 2/1/25-05 (FSA)                            11,525,000   12,946,839
    Marshall Electric & Water Utility Revenue
       6.45% 7/1/10-03 (FSA)                               500,000      530,565
       6.45% 7/1/11-03 (FSA)                               100,000      106,113
       6.50% 7/1/12-03 (FSA)                               500,000      530,895
       6.50% 7/1/13-03 (FSA)                               500,000      530,895
    Minneapolis/St. Paul Housing &
       Redevelopment Authority
       Health Care System (Health One
       Obligated Group) Series A
       7.40% 8/15/05-02 (MBIA)                             600,000      613,230
       7.40% 8/15/11-02 (MBIA)                           2,370,000    2,423,681
    Minnesota Public Facilities Authority
       Water Pollution Control Revenue
       6.50% 3/1/14-02 (MBIA)                            1,500,000    1,530,630
    Moorhead Public Utilities
       6.25% 11/1/12-02 (MBIA)                             735,000      757,910
    Northern Minnesota Municipal Power
       Agency Electric System Revenue
       Series A 5.90% 1/1/08-03 (AMBAC)                    700,000      739,564
  **Richfield Independent School District
       #280, Inverse Floater ROLS
       Series C 5.34% 2/1/15-03 (FGIC)                   1,365,000    1,459,868
    Southern Minnesota Municipal Power
       Agency Supply System Revenue
       5.75% 1/1/18
       (Escrowed to Maturity) (AMBAC)                      670,000      688,887
       5.75% 1/1/18
       (Escrowed to Maturity) (MBIA)                     3,790,000    3,983,934
    Western Minnesota Municipal
       Power Agency
       6.60% 1/1/10
       (Escrowed to Maturity) (MBIA)                     2,000,000    2,288,000
       9.75% 1/1/16
       (Escrowed to Maturity) (MBIA)                       530,000      802,224
                                                                   ------------
                                                                     96,392,918
                                                                   ------------

                                        Delaware Tax-Free Minnesota Insured Fund


                                                          Principal    Market
                                                          Amount       Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Territorial Revenue Bonds - 4.08%
 ***Puerto Rico Commonwealth Highway
       & Transportation Authority Revenue
       Series A 5.207% 7/1/18 (AMBAC)                 $  5,000,000 $  2,307,600
  **Puerto Rico Electric Power Authority,
       Inverse Floater ROLS
       7.80% 7/1/19                                      2,825,000    2,636,375
    Puerto Rico Electric Power
       Authority Revenue
       Series EE 4.50% 7/1/18 (MBIA)                     4,500,000    4,400,415
       Series GG 4.75% 9/1/21 (FSA)                      1,000,000      986,860
                                                                   ------------
                                                                     10,331,250
                                                                   ------------
Total Municipal Bonds
    (cost $234,193,893)                                             250,835,724
                                                                   ------------

                                                          Number
                                                        of Shares
--------------------------------------------------------------------------------
Short-Term Investments - 4.10%
--------------------------------------------------------------------------------
    Federated Minnesota Municipal
       Cash Trust                                       10,387,186   10,387,186
                                                                   ------------
Total Short-Term Investments
    (cost $10,387,186)                                               10,387,186
                                                                   ------------
Total Market Value of Securities - 103.15%
    (cost $244,581,079)                                             261,222,910
Liabilities Net of Receivables and
    Other Assets - (3.15%)                                           (7,984,043)
                                                                   ============
Net Assets Applicable to 23,415,084
    Shares Outstanding - 100.00%                                   $253,238,867
                                                                   ============


Net Asset Value - Delaware Tax-Free
    Minnesota Insured Fund Class A
    ($235,339,233 / 21,759,475 Shares)                                   $10.82
                                                                         ------
Net Asset Value - Delaware Tax-Free
    Minnesota Insured Fund Class B
    ($13,167,508 / 1,218,360 Shares)                                     $10.81
                                                                         ------
Net Asset Value - Delaware Tax-Free
    Minnesota Insured Fund Class C
    ($4,732,126 / 437,249 Shares)                                        $10.82
                                                                         ------

Statements                              Delaware Tax-Free Minnesota Insured Fund
       of Net Assets (continued)

--------------------------------------------------------------------------------
Components of Net Assets at February 28, 2002:
Shares of beneficial interest
    (unlimited authorization - no par)                             $242,280,152
Undistributed net investment income                                     381,913
Accumulated net realized loss on investments                        (6,065,029)
Net unrealized appreciation of investments                           16,641,831
                                                                   ------------
Total net assets                                                   $253,238,867
                                                                   ============

  * For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

 ** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2002.

*** Zero coupon bond. The interest rate shown is the yield at the time of purchase.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FNMA - Insured by Fannie Mae
FSA - Insured by Financial Security Assurance
GNMA - Insured by Ginnie Mae
MBIA - Insured by the Municipal Bond Insurance Association
VA - Insured by the Veterans Administration

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Minnesota Insured Fund
Net asset value Class A (A)                                              $10.82
Sales charge (3.75% of offering price, or 3.88%
   of amount invested per share) (B)                                       0.42
                                                                         ------
Offering price                                                           $11.24
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements
   of Net Assets (continued)

                                                          Principal     Market
                                                           Amount       Value
Municipal Bonds - 95.98%
City Agency Revenue Bonds - 1.98%
   Minneapolis Community Development
     Agency Supported Revenue
     Limited Tax (Common Bond Fund)
     Series 4 6.20% 6/1/17 (AMT)                         $1,055,000   $1,091,471
                                                                      ----------
                                                                       1,091,471
                                                                      ----------
Continuing Care/Retirement Revenue Bonds - 4.72%
   Minneapolis Health Care Facility
     Revenue (Jones-Harrison
     Residence Project)
     5.90% 10/1/16                                          125,000      113,500
   Oakdale Elderly Housing Revenue
     (PHM/Oakdale, Inc. Project)
     5.75% 3/1/18                                         1,400,000    1,238,006
   Oakdale Revenue (Oak Meadows
     Project, Family Resources
     Development, Inc.)
     6.20% 4/1/07                                           150,000      154,386
     6.30% 4/1/08                                           260,000      267,015
     6.50% 4/1/10                                           295,000      302,263
   Rochester Nursing Home &
     Multifamily Housing Revenue
     (Samaritan Bethany, Inc.) Series A
     6.00% 5/1/04                                           300,000      289,923
     6.10% 5/1/05                                           250,000      240,390
                                                                      ----------
                                                                       2,605,483
                                                                      ----------
General Obligation Bonds - 12.85%
   Dakota County Capital Improvement
     Series A 4.75% 2/1/17                                1,000,000    1,007,570
   Hennepin County
     Series A 4.50% 12/1/17                               1,000,000      978,390
     Series B 4.75% 12/1/14                               1,000,000    1,026,980
   Minnesota Public Facilities Authority
     Water Pollution Control Revenue
     Series B 5.40% 3/1/15                                  620,000      643,362
   Minneapolis/St. Paul Metropolitan
     Airports Commission Revenue
     Series 14 5.50% 1/1/11 (AMT)                           750,000      812,415
**Minnesota State, Inverse Floaters ROLS
     8.77% 11/1/16                                        2,000,000    2,107,059
     8.77% 11/1/17                                          500,000      520,855
                                                                      ----------
                                                                       7,096,631
                                                                      ----------
Health Care/Hospital Revenue Bonds - 3.43%
   Maplewood Health Care Facility Revenue
     (Health East Project) 5.70% 11/15/02                 1,000,000      989,750
   St. Paul Housing & Redevelopment
     Authority Hospital Revenue
     (Health East Project)
     Series B 5.85% 11/1/17                               1,160,000      906,343
                                                                      ----------
                                                                       1,896,093
                                                                      ----------

                                   Delaware Tax-Free Minnesota Intermediate Fund February 28, 2002 (Unaudited)

                                                        Principal       Market
                                                          Amount        Value
Municipal Bonds (continued)
Higher Education Revenue Bonds - 3.98%
  Minnesota State Higher Education
    Facilities Authority Revenue
    (College of Art & Design) Series 5-D
    6.625% 5/1/20                                      $1,000,000     $1,070,930
  University of Minnesota Series A
    5.75% 7/1/16                                        1,000,000      1,128,150
                                                                      ----------
                                                                       2,199,080
                                                                      ----------
Housing Revenue Bonds - 7.00%
  Minneapolis Multifamily Revenue
    (Trinity Apartments-Section 8)
    Series A 6.75% 5/1/21                               2,875,000      2,886,787
  Park Rapids Multifamily Revenue
    (The Court Apartments Project-
    Section 8) 6.05% 8/1/12                               950,000        926,336
  St. Paul Housing & Redevelopment
    Authority Single Family Mortgage
    Revenue Series C
    6.90% 12/1/21 (FNMA)                                   50,000         50,951
                                                                      ----------
                                                                       3,864,074
                                                                      ----------
Industrial Development Revenue Bonds - 9.23%
  Eveleth Industrial Development Revenue
    (Minnesota Power & Light Co. Project)
    Series A 6.125% 1/1/04                              2,500,000      2,600,475
  Richfield Commercial Development
    Revenue (Richfield Shoppes Project)
    7.50% 10/1/04                                         530,000        534,404
  St. Paul Port Authority Commercial
    Development General Revenue
    (Fort Road Medical/Irvine Park)
    Series 1 7.50% 9/1/02 (Asset Gty)                   1,960,000      1,960,980
                                                                      ----------
                                                                       5,095,859
                                                                      ----------
Leases/Certificates of Participation - 6.01%
  Beltrami County Housing &
    Redevelopment Authority Revenue
    5.90% 2/1/08                                          355,000        372,264
    6.00% 2/1/09                                          380,000        397,191
    6.00% 2/1/10                                          405,000        422,192
    6.10% 2/1/11                                          430,000        448,223
  Edina Housing & Redevelopment
    Authority Public Project Revenue
    (Lease Obligation Project)
    5.125% 2/1/19                                       1,000,000      1,008,481
  Hibbing Economic Development
    Authority Revenue (Hibbing Lease
    Obligation Project) 6.10% 2/1/08                      650,000        672,503
                                                                      ----------
                                                                       3,320,854
                                                                      ----------
Other Revenue Bonds - 3.23%
  Minnesota Public Facilities Authority
    Water Pollution Control Revenue
    Series A 6.55% 3/1/03                               1,720,000      1,780,940
                                                                      ----------
                                                                       1,780,940
                                                                      ----------

Statements
   of Net Assets (continued)

                                                        Principal       Market
                                                          Amount        Value

  Municipal Bonds (continued)
 *Pre-Refunded/Escrowed to Maturity Bonds - 21.73%
    Andover Commercial Development
      Revenue (Downtown Center Project)
      Series A 6.50% 12/1/06-03                        $ 1,795,000   $ 1,959,745

    Duluth Gross Revenue Recreational
      Facility (Duluth Entertainment)
      7.00% 12/1/03 (Escrowed to Maturity)                 860,000       915,599
      7.30% 12/1/06-04                                     250,000       287,030

    Metropolitan Council, Minneapolis/
      St. Paul Area Sports
      Facilities Revenue
      (Hubert H. Humphrey Metrodome)
      6.00% 10/1/09 (Escrowed to Maturity)               3,520,000     3,684,701

    Minnesota State
      6.25% 8/1/10-02                                    4,000,000     4,082,120
**Richfield Independent School
      District #280, Inverse Floater ROLS
      Series C 5.34% 2/1/15-03 (FGIC)                    1,000,000     1,069,500
                                                                     -----------
                                                                      11,998,695
                                                                     -----------
  School District General Obligation Bonds - 18.32%
    Big Lake Independent School
      District #727 Series C
      5.00% 2/1/16 (FSA)                                 1,180,000     1,216,368
      5.00% 2/1/17 (FSA)                                 1,000,000     1,023,460
    Centennial Independent School
      District #012 Series A
      5.00% 2/1/18 (FSA)                                 1,000,000     1,018,380
      5.00% 2/1/20 (FSA)                                   750,000       755,520
    Chaska Independent School District #112
      (School District Credit Enhancement
      Program) Series A
      4.75% 2/1/21 (MBIA)                                1,000,000       974,970
    Osseo Independent School
      District #279 Series A
      5.00% 2/1/21 (FSA)                                 1,500,000     1,507,515
    South Washington County Independent
      School District # 833
      Series B 5.00% 2/1/16 (FSA)                        1,560,000     1,612,354
    St. Michael Independent School
      District #885 5.00% 2/1/22 (FSA)                   2,000,000     2,006,919
                                                                     -----------
                                                                      10,115,486
                                                                     -----------
  Territorial Revenue Bonds - 3.50%
  **Puerto Rico Electric Power Authority
      Power Revenue, Inverse Floater
      ROLS 7.80% 7/1/19                                  1,000,000       933,230
    Puerto Rico Public Buildings Authority
      Revenue Series D 5.25% 7/2/36                      1,000,000     1,001,670
                                                                     -----------
                                                                       1,934,900
                                                                     -----------
Total Municipal Bonds
  (cost $51,695,224)                                                  52,999,566
                                                                     ===========

                                   Delaware Tax-Free Minnesota Intermediate Fund


                                                        Number        Market
                                                      of Shares       Value

Short-Term Investments - 4.53%
  Federated Minnesota
  Municipal
     Cash Trust                                       2,500,000    $  2,500,000
                                                                   ------------
Total Short-Term Investments
  (cost $2,500,000)                                                   2,500,000
                                                                   ------------
Total Market Value of Securities - 100.51%
  (cost $54,195,224)                                                 55,499,566
Liabilities Net of Receivables
  and Other Assets - (0.51%)                                           (283,062)
                                                                   ------------
Net Assets Applicable to 5,225,235
  Shares Outstanding - 100.00%                                     $ 55,216,504
                                                                   ============

Net Asset Value - Delaware Tax-Free
  Minnesota Intermediate Fund Class A
  ($48,940,232/4,631,959 Shares)                                         $10.57
                                                                         ------
Net Asset Value - Delaware Tax-Free
  Minnesota Intermediate Fund Class B
  ($2,253,725/212,918 Shares)                                            $10.58
                                                                         ------
Net Asset Value - Delaware Tax-Free
  Minnesota Intermediate Fund Class C
  ($4,022,547/380,358 Shares)                                            $10.58
                                                                         ------

                                   Delaware Tax-Free Minnesota Intermediate Fund
Statements
       of Net Assets (continued)

Components of Net Assets at February 28, 2002:
Shares of beneficial interest
   (unlimited authorization - no par)                              $ 56,235,561
Undistributed net investment income                                      13,090
Accumulated net realized loss on investments                         (2,336,489)
Net unrealized appreciation of investments                            1,304,342
                                                                   ------------
Total net assets                                                   $ 55,216,504
                                                                   ============

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2002.

Summary of Abbreviations:
AMT - Subject to Alternative Minimum Tax
Asset Gty - Insured by the Asset Guaranty Insurance Company
FGIC - Insured by Financial Guaranty Insurance Company
FNMA - Insured by Fannie Mae
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
     Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)                                              $10.57
Sales charge (2.75% of offering price, or 2.84 %
     of amount invested per share) (B)                                     0.30
                                                                         ------
   Offering price                                                        $10.87
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

     Statements
         of Net Assets (continued)

                                                Principal          Market
                                                  Amount           Value
     Municipal Bonds - 95.76%
     Airport/Airline Revenue Bonds - 2.34%
       Minneapolis/St. Paul Metropolitan
         Airports Commission Special
         Facilities Revenue
         (Northwest Airlines, Inc. Project)
         Series A 7.00% 4/1/25 (AMT)           $  1,500,000     $  1,211,370
                                                                ------------
                                                                   1,211,370
                                                                ------------
     Continuing Care/Retirement Revenue Bonds - 34.46%
       Cannon Falls Nursing Home
         Revenue (Franciscan Health
         Community Project)
         Series B 7.25% 7/1/21                      100,000           99,986
       Coon Rapids Senior Housing Revenue
         (Epiphany Senior Citizens Project)
         6.00% 11/1/28                            3,455,000        2,926,628
       Mankato Health Facilities Revenue
         (Mankato Lutheran Homes Project)
         Series A 6.875% 10/1/26                    300,000          300,033
       Minneapolis Health Care Facility
         Revenue (Jones-Harrison
         Residence Project)
         6.00% 10/1/27                            1,565,000        1,349,969
       Minneapolis Housing & Health Care
         Facilities Revenue
         (Augustana Chapel View Homes)
         6.50% 6/1/17                             1,370,000        1,302,514
       Minnesota Agriculture & Economic
         Development Board Revenue
         (Benedictine Health Systems)
         5.75% 2/1/29                             1,000,000          810,450
       Minnetonka Housing Facilities Revenue
         (Beacon Hill Senior Housing Project,
         Presbyterian Homes & Services)
         7.55% 6/1/19                               200,000          203,812
       Moorhead Economic Development
         Authority Multifamily Revenue
         (Eventide Lutheran Home)
         Series B 6.00% 6/1/18                      870,000          813,476
       Northfield Health Care Facilities
         Revenue (Northfield Retirement
         Center) Series A
         6.00% 5/1/28                             1,405,000        1,184,218
       Oakdale Elderly Housing Revenue
         (PHM/Oakdale, Inc. Project)
         6.00% 3/1/28                             1,800,000        1,536,480
       Perham Hospital District Senior
         Congregate Housing Facilities
         Gross Revenue (Briarwood Project)
         6.25% 11/1/22                              620,000          561,689
       Rochester Multifamily Revenue
         (Wedum Shorewood Campus)
         6.60% 6/1/36                             2,945,000        2,696,648

                               Delaware Minnesota High-Yield Municipal Bond Fund February 28, 2002 (Unaudited)




                                                Principal         Market
                                                 Amount           Value
     Municipal Bonds (continued)
     Continuing Care/Retirement Revenue Bonds (continued)
       Shoreview Elderly Housing Revenue
         (PHM/Shoreview, Inc. Project)
         6.15% 12/1/33                         $  2,955,000     $  2,533,617
       Twin Valley Congregate Housing
         Revenue (Living Options Inc. Project)
         5.95% 11/1/28                            1,825,000        1,522,324
                                                                ------------
                                                                  17,841,844
                                                                ------------
     General Obligation Bonds - 6.54%
     **Minnesota State, Inverse Floaters
         ROLS 8.77% 11/1/17                       1,800,000        1,875,078
       Perham Disposal Systems
         6.00% 5/1/22 (AMT)                       1,500,000        1,513,005
                                                                ------------
                                                                   3,388,083
                                                                ------------
     Higher Education Revenue Bonds- 3.00%
       Minnesota State Higher Education
         Facilities Authority Revenue
         (College Art & Design) Series 5-D
         6.75% 5/1/26                               500,000          535,900
         (St. Mary's College) Series 3-Q
         6.15% 10/1/23                              900,000          915,804
       Minnesota State University Board
         Revenue (State University System)
         Series A 6.10% 6/30/23                     100,000          100,255
                                                                ------------
                                                                   1,551,959
                                                                ------------
     Hospital Revenue Bonds - 6.53%
       Fergus Falls Health Care
         Facilities Revenue
         (Lake Region Hospital Corp. Project)
         6.50% 9/1/18                               750,000          758,168
     **Rochester Health Care Facilities Revenue
         (Mayo Clinic), Inverse Floater ROLS
         Series H 10.41% 11/15/15                 1,500,000        1,601,250
       St. Paul Housing & Redevelopment
         Authority Hospital Revenue
         (Health East Project)
         Series A 5.70% 11/1/15                     800,000          638,384
         Series B 6.625% 11/1/17                    445,000          380,920
                                                                ------------
                                                                   3,378,722
                                                                ------------
     Housing Revenue Bonds - 27.73%
       Bloomington Multifamily Revenue
         (Hampshire Apartments) Series A
         6.20% 12/1/31                            2,500,000        2,259,450
       Brooklyn Center Multifamily Housing
         Revenue (Four Courts Apartments)
         Series A 7.50% 6/1/25 (AMT)                370,000          370,729
       Carver County Housing &
         Redevelopment Authority Multifamily
         Revenue (Lake Grace Project)
         Series B 6.25% 7/1/28                      315,000          312,156
         Series C 8.00% 7/1/28                      320,000          328,314

     Statements
         of Net Assets (continued)

                                                Principal          Market
                                                  Amount           Value
     Municipal Bonds (continued)
     Housing Revenue Bonds (continued)
       Chanhassen Multifamily Revenue
         (Heritage Park-Section 8)
         6.20% 7/1/30 (AMT) (FHA)              $    300,000     $    308,886
       Chaska Multifamily Revenue
         (West Suburban Housing Partners)
         5.875% 3/1/31 (AMT)                      1,000,000          858,930
       Eden Prairie Multifamily Revenue
         (Tanager Creek Apartments) Series C
         8.00% 6/20/31                              740,000          744,218
       Hutchinson Multifamily Revenue
         (Evergreen Apartments Project-
         Section 8) 5.75% 11/1/28                 3,355,000        3,171,447
       Minneapolis Multifamily Revenue
         (Grant Street Apartments Project)
         Series A 7.25% 11/1/29                   2,835,000        2,846,311
         (Olson Townhomes Project)
         6.00% 12/1/19 (AMT)                        800,000          803,640
       Minnesota State Housing Finance
         Agency Single Family Mortgage
         5.875% 1/1/17                               75,000           79,135
         Series E 6.25% 1/1/23 (AMT)                 65,000           67,930
       St. Anthony Multifamily Revenue
         (Chandler) Series A
         6.05% 11/20/16 (FHA) (GNMA)                135,000          143,816
       Stillwater Multifamily Revenue
         (Stillwater Cottages) Series A
         6.75% 11/1/11                              205,000          202,261
         7.00% 11/1/16 (AMT)                        680,000          665,897
         7.00% 11/1/27                              340,000          325,543
       Washington County Housing &
         Redevelopment Authority
         Governmental Revenue (Briar Pond)
         Series B
         7.125% 8/20/34                             885,000          871,769
                                                                ------------
                                                                  14,360,432
                                                                ------------

     Industrial Development Revenue Bonds - 0.35%
       Red Wing Industrial Development
         Revenue (Kmart Corp. Project)
         5.50% 7/1/08                               300,000          180,600
                                                                ------------
                                                                     180,600
                                                                ------------
     Leases/Certificates of Participation - 2.20%
       Beltrami County Housing &
         Redevelopment Authority Revenue
         6.10% 2/1/12                               460,000          478,345
       Hibbing Economic Development
         Authority Revenue (Hibbing Lease
         Obligation Project) 6.40% 2/1/12           530,000          528,584
       Rice County Certificates of Participation
         Series A 6.00% 12/1/21                     125,000          129,609
                                                                ------------
                                                                   1,136,538
                                                                ------------

                               Delaware Minnesota High-Yield Municipal Bond Fund


                                                Principal          Market
                                                 Amount            Value
     Municipal Bonds (continued)
     Other Revenue Bonds - 1.70%
       St. Paul Housing & Redevelopment
         Authority Lease Revenue
         (Acorn Dual Language
         Community Project)
         6.60% 11/1/24                         $  1,000,000     $    882,270
                                                                ------------
                                                                     882,270
                                                                ------------
     Pollution Control Revenue Bonds - 1.99%
       International Falls Solid Waste
         Disposal Revenue (Boise Cascade
         Corp. Project) 6.85% 12/1/29 (AMT)       1,000,000        1,032,520
                                                                ------------
                                                                   1,032,520
                                                                ------------
     Power Authority Revenue Bonds - 0.28%
       Western Minnesota Municipal
         Power Agency 6.125% 1/1/16                 145,000          145,146
                                                                ------------
                                                                     145,146
                                                                ------------
     *Pre-Refunded Bonds - 4.08%
       Andover Commercial Development
         Revenue (Downtown Center Project)
         Series A 7.00% 12/1/12-03                1,640,000        1,804,262
       Glencoe Health Care Revenue
         6.40% 12/1/15-05                           275,000          309,298
                                                                ------------
                                                                   2,113,560
                                                                ------------
      Recreational Area Revenue Bonds - 0.69%
       Woodbury Gross Revenue
         (Golf Course Bonds) 6.75% 2/1/22           365,000          359,791
                                                                ------------
                                                                     359,791
                                                                ------------
      Territorial Revenue Bonds - 3.87%
      Puerto Rico Commonwealth Highway &
         Transportation Authority
         Revenue Series D
         5.25% 7/1/38                             2,000,000        2,002,220
                                                                ------------
                                                                   2,002,220
                                                                ------------
     Total Municipal Bonds
       (cost $52,611,422)                                         49,585,055
                                                                ------------

                                                    Number
                                                  of Shares
     Short-Term Investments - 2.28%
       Federated Minnesota Municipal
         Cash Trust                               1,181,894        1,181,894
                                                                ------------
     Total Short-Term Investments
       (cost $1,181,894)                                           1,181,894
                                                                ------------

     Total Market Value of Securities - 98.04%
       (cost $53,793,316)                                         50,766,949

     Receivables and Other Assets
         Net of Liabilities - 1.96%                                1,013,830
                                                                ------------
     Net Assets Applicable to 5,276,407
       Shares Outstanding - 100.00%                             $ 51,780,779
                                                                ============

                               Delaware Minnesota High-Yield Municipal Bond Fund

     Statements
         of Net Assets (continued)

     Net Asset Value - Delaware Minnesota High-Yield
         Municipal Bond Fund Class A
         ($32,526,445/3,316,197 Shares)                    $      9.81
                                                           -----------
     Net Asset Value - Delaware Minnesota High-Yield
         Municipal Bond Fund Class B
         ($12,400,370/1,262,366 Shares)                    $      9.82
                                                           -----------
     Net Asset Value - Delaware Minnesota High-Yield
         Municipal Bond Fund Class C
         ($6,853,964/697,844 Shares)                       $      9.82
                                                           -----------
Components of Net Assets at February 28, 2002:
Shares of beneficial interest
  (unlimited authorization - no par)                       $56,307,930
Undistributed net investment income                            171,205
Accumulated net realized loss on investments                (1,671,989)
Net unrealized depreciation of investments                  (3,026,367)
                                                           -----------
Total net assets                                           $51,780,779
                                                           ===========

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2002.

Summary of Abbreviations:
AMT - Subject to Alternative Minimum Tax
FHA - Insured by Federal Housing Authority
GNMA - Insured by Ginnie Mae

Net Asset Value and Offering Price per Share -
     Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)                                $      9.81
Sales charge (3.75% of offering price, or 3.87 %
     of amount invested per share) (B)                            0.38
                                                           -----------
Offering price                                             $     10.19
                                                           ===========

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $100,000 or more.

See accompanying notes

                                   Delaware Tax-Free Minnesota Intermediate Fund February 28, 2002 (Unaudited)

     Statement
         of Assets and Liabilities







     Assets:
       Investments at market (cost $54,195,224)                      $55,499,566
       Cash                                                            2,577,536
       Interest receivable                                               756,282
       Subscriptions receivable                                            3,000
                                                                     -----------
       Total assets                                                   58,836,384
                                                                     -----------

     Liabilities:
       Payables for securities purchased                               3,475,141
       Liquidations payable                                               64,295
       Distributions payable                                              40,470
       Other accounts payable and accrued expenses                        39,974
                                                                     -----------
     Total liabilities                                                 3,619,880
                                                                     -----------

     Total Net Assets                                                $55,216,504
                                                                     ===========


     See accompanying notes

Statements                                                                                   Delaware Minnesota Municipal Bond Funds
        of Operations                                                                 Six Months Ended February 28, 2002 (Unaudited)



                                                            Delaware          Delaware          Delaware             Delaware
                                                            Tax-Free    Tax-Free Minnesota  Tax-Free Minnesota  Minnesota High-Yield
                                                          Minnesota Fund   Insured Fund    Intermediate Fund     Municipal Bond Fund
Investment Income:
     Interest                                              $10,437,374      $ 5,242,668       $ 1,548,450         $ 1,767,424
                                                           -----------      -----------       -----------         -----------
Expenses:
   Management fees                                           1,027,857          629,284           133,526             144,651
   Distribution expense - Class A                              439,297          293,079            35,878              41,541
   Distribution expense - Class B                               79,378           63,288            11,156              62,832
   Distribution expense - Class C                               30,790           21,786            16,192              33,617
   Dividend disbursing and transfer agent fees
    and expenses                                               147,100          103,442            26,459              21,263
   Accounting and administration expenses                       82,507           54,769            11,372              11,444
   Reports and statements to shareholders                       56,750           39,922             5,285               5,519
   Professional fees                                            19,355           19,860             1,610               1,851
   Registration fees                                             9,450           48,000             5,703               1,450
   Trustees' fees                                                8,000            5,500             2,169               1,250
   Custodian fees                                                3,082           11,364             1,497               1,724
   Taxes (other than taxes on income)                            1,400               72               100                  25
   Other                                                        34,891           29,584             5,109               4,920
                                                           -----------      -----------       -----------         -----------
                                                             1,939,857        1,319,950           256,056             332,087
   Less expenses absorbed or waived                                  -              (29)           (1,106)            (62,008)
   Less expenses paid indirectly                                (4,588)          (5,381)           (1,142)               (711)
                                                           -----------      -----------       -----------         -----------
   Total expenses                                            1,935,269        1,314,540           253,808             269,368
                                                           -----------      -----------       -----------         -----------
   Net Investment Income                                     8,502,105        3,928,128         1,294,642           1,498,056
                                                           -----------      -----------       -----------         -----------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                     449,441          537,727          (428,339)           (179,506)
   Net change in unrealized appreciation/depreciation of
    investments                                             (2,915,393)        (644,113)          350,708            (385,309)
                                                           -----------      -----------       -----------         -----------
Net Realized and Unrealized Loss on Investments             (2,465,952)        (106,386)          (77,631)           (564,815)
                                                           -----------      -----------       -----------         -----------

Net Increase in Net Assets Resulting from Operations       $ 6,036,153      $ 3,821,742       $ 1,217,011         $   933,241
                                                           ===========      ===========       ===========         ===========

See accompanying notes

                                                                                             Delaware Minnesota Municipal Bond Funds

Statements
       of Changes in Net Assets


                                                                         Delaware Tax-Free             Delaware Tax-Free Minnesota
                                                                           Minnesota Fund                      Insured Fund
                                                                          -----------------            ----------------------------

                                                               Six Months Ended                    Six Months Ended
                                                                   2/28/02           Year Ended          2/28/02        Year Ended
                                                                 (Unaudited)           8/31/01        (Unaudited)         8/31/01
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                        $    8,502,105     $  18,787,973     $  3,928,128      $ 12,094,821
   Net realized gain on investments                                    449,441           528,573          537,727           154,815
   Net change in unrealized appreciation/depreciation of            (2,915,393)       13,453,249         (644,113)        9,873,673
    investments                                                 --------------     -------------     ------------      ------------
   Net increase in net assets resulting from operations              6,036,153        32,769,795        3,821,742        22,123,309
                                                                --------------     -------------     ------------      ------------

Dividends and Distributions to Shareholders from:
   Net investment income:
     Class A                                                        (8,945,262)      (17,905,490)      (5,517,083)      (11,506,724)
     Class B                                                          (344,520)         (642,668)        (250,699)         (462,632)
     Class C                                                          (133,534)         (253,954)         (86,168)         (150,693)
                                                                --------------     -------------     ------------      ------------
                                                                    (9,423,316)      (18,802,112)      (5,853,950)      (12,120,049)
                                                                --------------     -------------     ------------      ------------

Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                         7,394,431        21,679,975        4,159,599         7,800,409
     Class B                                                         1,575,050         3,622,057        1,146,513         2,348,412
     Class C                                                         1,224,802         1,413,863          972,492         1,506,622
   Net asset value of shares issued upon
     reinvestment of dividends and distributions:
     Class A                                                         5,668,412        11,368,600        3,641,085         7,566,286
     Class B                                                           234,787           435,323          178,694           316,903
     Class C                                                           107,046           205,712           71,538           122,427
                                                                --------------     -------------     ------------      ------------
                                                                    16,204,528        38,725,530       10,169,921        19,661,059
                                                                --------------     -------------     ------------      ------------
   Cost of shares repurchased:
     Class A                                                       (20,284,778)      (38,788,316)     (13,270,614)      (20,549,134)
     Class B                                                          (678,936)       (2,099,267)        (792,051)         (877,557)
     Class C                                                          (568,643)       (1,943,800)        (549,976)       (1,115,364)
                                                                --------------     -------------     ------------      ------------
                                                                   (21,532,357)      (42,831,383)     (14,612,641)      (22,542,055)
                                                                --------------     -------------     ------------      ------------
Decrease in net assets derived from capital
     share transactions                                             (5,327,829)       (4,105,853)      (4,442,720)       (2,880,996)
                                                                --------------     -------------     ------------      ------------
Net Increase (Decrease) in Net Assets                               (8,714,992)        9,861,830       (6,474,928)        7,122,264

Net Assets:
   Beginning of period                                             385,001,787       375,139,957      259,713,795       252,591,531
                                                                --------------     -------------     ------------      ------------
   End of period                                                $  376,286,795     $ 385,001,787     $253,238,867      $259,713,795
                                                                ==============     =============     ============      ============


See accompanying notes

                                                                                             Delaware Minnesota Municipal Bond Funds
Statements
       of Changes in Net Assets (continued)

                                                                      Delaware Tax-Free                     Delaware Minnesota
                                                                 Minnesota Intermediate Fund          High-Yield Municipal Bond Fund
                                                                 ---------------------------          ------------------------------



                                                              Six Months Ended                      Six Months Ended
                                                                2/28/02              Year Ended         2/28/02          Year Ended
                                                              (Unaudited)             8/31/01         (Unaudited)          8/31/01
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                       $ 1,294,642           $ 2,654,002       $ 1,498,056      $ 3,059,016
   Net realized loss on investments                               (428,339)               (9,345)         (179,506)          (4,113)
   Net change in unrealized appreciation/depreciation of
    investments                                                    350,708             1,233,510          (385,309)       1,335,790
                                                               -----------           -----------       -----------      -----------
   Net increase in net assets resulting from operations          1,217,011             3,878,167           933,241        4,390,693
                                                               -----------           -----------       -----------      -----------



Dividends and Distributions to Shareholders from:
   Net investment income:
     Class A                                                    (1,171,093)           (2,451,666)         (965,668)      (2,014,775)
     Class B                                                       (45,045)              (98,148)         (315,823)        (660,487)
     Class C                                                       (65,414)             (107,038)         (168,992)        (331,930)
                                                               -----------           -----------       -----------      -----------
                                                                (1,281,552)           (2,656,852)       (1,450,483)      (3,007,192)
                                                               -----------           -----------       -----------      -----------

Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                     3,746,612             7,120,889         1,236,950        3,532,611
     Class B                                                       119,179               328,339           556,192        1,371,579
     Class C                                                     1,113,662             1,059,454           838,625          914,201


    Net asset value of shares issued upon
     reinvestment of dividends and distributions:
     Class A                                                       902,406             1,845,703           557,849        1,150,062
     Class B                                                        25,013                54,650           179,753          398,220
     Class C                                                        62,314                98,263            97,026          205,140
                                                               -----------           -----------       -----------      -----------
                                                                 5,969,186            10,507,298         3,466,395        7,571,813
                                                               -----------           -----------       -----------      -----------
   Cost of shares repurchased:
     Class A                                                    (4,736,757)           (7,506,153)       (3,553,527)      (6,633,193)
     Class B                                                      (329,873)             (376,077)       (1,144,819)      (2,915,824)
     Class C                                                      (212,449)             (516,083)         (824,230)      (1,082,376)
                                                               -----------           -----------       -----------      -----------
                                                                (5,279,079)           (8,398,313)       (5,522,576)     (10,631,393)
                                                               -----------           -----------       -----------      -----------
Increase (decrease) in net assets derived from
    capital share transactions                                     690,107             2,108,985        (2,056,181)      (3,059,580)
                                                               -----------           -----------       -----------      -----------
Net Increase (Decrease) in Net Assets                              625,566             3,330,300        (2,573,423)      (1,676,079)

Net Assets:
  Beginning of period                                           54,590,938            51,260,638        54,354,202       56,030,281
                                                               -----------           -----------       -----------      -----------
  End of period                                                $55,216,504           $54,590,938       $51,780,779      $54,354,202
                                                               ===========           ===========       ===========      ===========


See accompanying notes

Financial
       Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Tax-Free Minnesota Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months             Year              Eight Months        Year
                                                            Ended                Ended                Ended            Ended
                                                          2/28/02(3)  8/31/01   8/31/00   8/31/99   8/31/98(3)  12/31/97(2) 12/31/96
                                                          (Unaudited)

Net asset value, beginning of period                        $12.570    $12.120   $12.230   $13.020    $12.910    $12.400    $12.630

Income (loss) from investment operations:
Net investment income                                         0.284      0.615     0.617     0.628      0.431      0.654      0.630
Net realized and unrealized gain (loss) on investments       (0.080)     0.450    (0.110)   (0.752)     0.136      0.511     (0.230)
                                                           --------   --------  --------  --------   --------   --------   --------
Total from investment operations                              0.204      1.065     0.507    (0.124)     0.567      1.165      0.400
                                                           --------   --------  --------  --------   --------   --------   --------

Less dividends and distributions from:
Net investment income                                        (0.314)    (0.615)   (0.617)   (0.626)    (0.435)    (0.655)    (0.630)
Net realized gain on investments                                 --         --        --    (0.040)    (0.022)        --         --
                                                           --------   --------  --------  --------   --------   --------   --------
Total dividends and distributions                            (0.314)    (0.615)   (0.617)   (0.666)    (0.457)    (0.655)    (0.630)
                                                           --------   --------  --------  --------   --------   --------   --------

Net asset value, end of period                              $12.460    $12.570   $12.120   $12.230    $13.020    $12.910    $12.400
                                                           ========   ========  ========  ========   ========   ========   ========

Total return(1)                                               1.66%      9.02%     4.39%    (1.06%)     4.46%      9.68%      3.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $352,607   $363,033  $355,573  $394,144   $416,113   $417,365   $428,380
Ratio of expenses to average net assets                       0.99%      1.00%     1.01%     0.94%      0.89%      0.91%      0.92%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly    0.99%      1.00%     1.06%     0.94%      0.92%      0.95%      0.92%
Ratio of net investment income to average net assets          4.60%      5.00%     5.20%     4.89%      5.00%      5.22%      5.13%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly    4.60%      5.00%     5.15%     4.89%      4.97%      5.18%      5.13%
Portfolio turnover                                              15%        10%       35%       17%        13%        19%        28%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(3)  Ratios have been annualized and total return has not been annualized.

As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.030, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets from 5.09% to 4.60%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware Tax-Free Minnesota Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months             Year              Eight Months        Year
                                                            Ended                Ended                Ended            Ended
                                                          2/28/02(3)  8/31/01   8/31/00   8/31/99   8/31/98(3)  12/31/97(2) 12/31/96
                                                          (Unaudited)

Net asset value, beginning of period                       $12.580    $12.120   $12.240   $13.020    $12.910     $12.400   $12.620

Income (loss) from investment operations:
Net investment income                                        0.238      0.523     0.525     0.527      0.366       0.574     0.560
Net realized and unrealized gain (loss) on investments      (0.080)     0.460    (0.120)   (0.740)     0.136       0.508    (0.220)
                                                           -------    -------   -------   -------    -------     -------   -------
Total from investment operations                             0.158      0.983     0.405    (0.213)     0.502       1.082     0.340
                                                           -------    -------   -------   -------    -------     -------   -------

Less dividends and distributions from:
Net investment income                                       (0.268)    (0.523)   (0.525)   (0.527)    (0.370)     (0.572)   (0.560)
Net realized gain on investments                                --         --        --    (0.040)    (0.022)         --        --
                                                           -------    -------   -------   -------    -------     -------   -------
Total dividends and distributions                           (0.268)    (0.523)   (0.525)   (0.567)    (0.392)     (0.572)   (0.560)
                                                           -------    -------   -------   -------    -------     -------   -------

Net asset value, end of period                             $12.470    $12.580   $12.120   $12.240    $13.020     $12.910   $12.400
                                                           =======    =======   =======   =======    =======     =======   =======

Total return(1)                                              1.28%      8.29%     3.50%    (1.74%)     3.94%       8.95%     2.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $16,812    $15,927   $13,412   $13,312    $10,246      $8,215    $6,233
Ratio of expenses to average net assets                      1.74%      1.75%     1.76%     1.69%      1.64%       1.56%     1.50%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly   1.74%      1.75%     1.81%     1.69%      1.67%       1.60%     1.67%
Ratio of net investment income to average net assets         3.85%      4.25%     4.45%     4.14%      4.25%       4.57%     4.53%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly   3.85%      4.25%     4.40%     4.14%      4.22%       4.53%     4.36%
Portfolio turnover                                             15%        10%       35%       17%        13%         19%       28%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(3)  Ratios have been annualized and total return has not been annualized.

As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.030, an increase in net realized and unrealized gain (loss) per share of $0.030, and a decrease in the ratio of net investment income to average net assets from 4.34% to 3.85%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free Minnesota Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months             Year              Eight Months        Year
                                                            Ended                Ended                Ended            Ended
                                                          2/28/02(3)  8/31/01   8/31/00   8/31/99   8/31/98(3)  12/31/97(2) 12/31/96
                                                          (Unaudited)

Net asset value, beginning of period                        $12.590    $12.140   $12.250   $13.040    $12.920    $12.410    $12.630

Income (loss) from investment operations:
Net investment income                                         0.237      0.523     0.527     0.536      0.374      0.564      0.540
Net realized and unrealized gain (loss) on investments       (0.079)     0.450    (0.110)   (0.756)     0.138      0.508     (0.220)
                                                            -------    -------   -------   -------    -------    -------    -------
Total from investment operations                              0.158      0.973     0.417    (0.220)     0.512      1.072      0.320
                                                            -------    -------   -------   -------    -------    -------    -------
Less dividends and distributions from:
Net investment income                                        (0.268)    (0.523)   (0.527)   (0.530)    (0.370)    (0.562)    (0.540)
Net realized gain on investments                                 --         --        --    (0.040)    (0.022)        --         --
                                                            -------    -------   -------   -------    -------    -------    -------
Total dividends and distributions                            (0.268)    (0.523)   (0.527)   (0.570)    (0.392)    (0.562)    (0.540)
                                                            -------    -------   -------   -------    -------    -------    -------

Net asset value, end of period                              $12.480    $12.590   $12.140   $12.250    $13.040    $12.920    $12.410
                                                            =======    =======   =======   =======    =======    =======    =======

Total return(1)                                               1.28%      8.20%     3.60%    (1.80%)     4.02%      8.82%      2.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $6,868     $6,042    $6,156    $6,814     $4,914     $3,083     $3,083
Ratio of expenses to average net assets                       1.74%      1.75%     1.76%     1.69%      1.64%      1.65%      1.67%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly     1.74%      1.75%     1.81%     1.69%      1.67%      1.69%      1.67%
Ratio of net investment income to average net assets          3.85%      4.25%     4.45%     4.14%      4.25%      4.48%      4.38%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly     3.85%      4.25%     4.40%     4.14%      4.22%      4.44%      4.38%
Portfolio turnover                                              15%        10%       35%       17%        13%        19%        28%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(3)  Ratios have been annualized and total return has not been annualized.

As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.031, an increase in net realized and unrealized gain (loss) per share of $0.031, and a decrease in the ratio of net investment income to average net assets from 4.34% to 3.85%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Minnesota Insured Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months             Year              Eight Months        Year
                                                            Ended                Ended                Ended            Ended
                                                          2/28/02(3)  8/31/01   8/31/00   8/31/99   8/31/98(3)  12/31/97(2) 12/31/96
                                                          (Unaudited)

Net asset value, beginning of period                        $10.900    $10.480   $10.520   $11.050    $10.940    $10.600    $10.730

Income (loss) from investment operations:
Net investment income                                         0.170      0.514     0.507     0.518      0.349      0.533      0.520
Net realized and unrealized gain (loss) on investments        0.002      0.421    (0.041)   (0.530)     0.111      0.341     (0.130)
                                                           --------   --------  --------  --------   --------   --------   --------
Total from investment operations                              0.172      0.935     0.466    (0.012)     0.460      0.874      0.390
                                                           --------   --------  --------  --------   --------   --------   --------
Less dividends and distributions from:
Net investment income                                        (0.252)    (0.515)   (0.506)   (0.518)    (0.350)    (0.534)    (0.520)
                                                           --------   --------  --------  --------   --------   --------   --------
Total dividends and distributions                            (0.252)    (0.515)   (0.506)   (0.518)    (0.350)    (0.534)    (0.520)
                                                           --------   --------  --------  --------   --------   --------   --------

Net asset value, end of period                              $10.820    $10.900   $10.480   $10.520    $11.050    $10.940    $10.600
                                                            =======    =======   =======   =======    =======    =======    =======

Total return(1)                                               1.61%      9.14%     4.63%    (0.17%)     4.28%      8.49%      3.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $235,339   $242,716  $238,486  $268,507   $283,057   $288,494   $304,877
Ratio of expenses to average net assets                       1.00%      0.90%     1.00%     0.94%      0.92%      0.92%      0.92%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly     1.00%      0.90%     1.01%     0.94%      0.94%      0.94%      0.92%
Ratio of net investment income to average net assets          3.17%      4.82%     4.93%     4.74%      4.79%      5.01%      4.93%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly     3.17%      4.82%     4.92%     4.74%      4.77%      4.99%      4.93%
Portfolio turnover                                              22%         7%       35%        4%         6%        21%        14%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(3)  Ratios have been annualized and total return has not been annualized.

As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.082, an increase in net realized and unrealized gain (loss) per share of $0.082, and a decrease in the ratio of net investment income to average net assets from 4.72% to 3.17%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Tax-Free Minnesota Insured Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months             Year              Eight Months        Year
                                                            Ended                Ended                Ended            Ended
                                                          2/28/02(3)  8/31/01   8/31/00   8/31/99   8/31/98(3)  12/31/97(2) 12/31/96
                                                          (Unaudited)
Net asset value, beginning of period                        $10.890    $10.470   $10.510   $11.040    $10.930    $10.580    $10.720

Income (loss) from investment operations:
Net investment income                                         0.130      0.434     0.431     0.436      0.294      0.454      0.450
Net realized and unrealized gain (loss) on investments        0.001      0.422    (0.042)   (0.529)     0.111      0.348     (0.140)
                                                           --------   --------  --------  --------   --------   --------   --------
Total from investment operations                              0.131      0.856     0.389    (0.093)     0.405      0.802      0.310
                                                           --------   --------  --------  --------   --------   --------   --------
Less dividends and distributions from:
Net investment income                                        (0.211)    (0.436)   (0.429)   (0.437)    (0.295)    (0.452)    (0.450)
                                                           --------   --------  --------  --------   --------   --------   --------
Total dividends and distributions                            (0.211)    (0.436)   (0.429)   (0.437)    (0.295)    (0.452)    (0.450)
                                                           --------   --------  --------  --------   --------   --------   --------

Net asset value, end of period                              $10.810    $10.890   $10.470   $10.510    $11.040    $10.930    $10.580
                                                            =======    =======   =======   =======    =======    =======    =======

Total return(1)                                               1.23%      8.34%     3.86%    (0.91%)     3.76%      7.77%      3.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $13,168    $12,732   $10,491   $11,827    $10,374     $8,926     $6,817
Ratio of expenses to average net assets                       1.75%      1.65%     1.75%     1.69%      1.67%      1.67%      1.56%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly     1.75%      1.65%     1.76%     1.69%      1.69%      1.69%      1.68%
Ratio of net investment income to average net assets          2.42%      4.07%     4.18%     3.99%      4.04%      4.26%      4.29%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly     2.42%      4.07%     4.17%     3.99%      4.02%      4.24%      4.17%
Portfolio turnover                                              22%         7%       35%        4%         6%        21%        14%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(3)  Ratios have been annualized and total return has not been annualized.

As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.081, an increase in net realized and unrealized gain (loss) per share of $0.081, and a decrease in the ratio of net investment income to average net assets from 3.97% to 2.42%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Minnesota Insured Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months             Year              Eight Months        Year
                                                            Ended                Ended                Ended            Ended
                                                          2/28/02(3)  8/31/01   8/31/00   8/31/99   8/31/98(3)  12/31/97(2) 12/31/96
                                                          (Unaudited)
Net asset value, beginning of period                        $10.910    $10.480   $10.520   $11.050    $10.940    $10.600    $10.730

Income (loss) from investment operations:
Net investment income                                         0.130      0.434     0.431     0.438      0.295      0.454      0.440
Net realized and unrealized gain (loss) on investments       (0.009)     0.432    (0.042)   (0.531)     0.110      0.338     (0.130)
                                                           --------   --------  --------  --------   --------   --------   --------
Total from investment operations                              0.121      0.866     0.389    (0.093)     0.405      0.792      0.310
                                                           --------   --------  --------  --------   --------   --------   --------
Less dividends and distributions from:
Net investment income                                        (0.211)    (0.436)   (0.429)   (0.437)    (0.295)    (0.452)    (0.440)
                                                           --------   --------  --------  --------   --------   --------   --------
Total dividends and distributions                            (0.211)    (0.436)   (0.429)   (0.437)    (0.295)    (0.452)    (0.440)
                                                           --------   --------  --------  --------   --------   --------   --------

Net asset value, end of period                              $10.820    $10.910   $10.480   $10.520    $11.050    $10.940    $10.600
                                                            =======    =======   =======   =======    =======    =======    =======

Total return(1)                                               1.14%      8.42%     3.85%    (0.91%)     3.76%      7.66%      2.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $4,372     $4,265    $3,615    $4,253     $3,207     $3,096     $3,126
Ratio of expenses to average net assets                       1.75%      1.65%     1.76%     1.69%      1.69%      1.69%      1.68%
Ratio of expenses to average net assets
 prior to expense limitation and expenses paid indirectly     1.75%      1.65%     1.76%     1.69%      1.69%      1.69%      1.68%
Ratio of net investment income to average net assets          2.42%      4.07%     4.18%     3.99%      4.04%      4.26%      4.18%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly     2.42%      4.07%     4.17%     3.99%      4.02%      4.24%      4.18%
Portfolio turnover                                              22%         7%       35%        4%         6%        21%        14%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(3)  Ratios have been annualized and total return has not been annualized.

As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.081, an increase in net realized and unrealized gain (loss) per share of $0.081, and a decrease in the ratio of net investment income to average net assets from 3.97% to 2.42%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.

See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Tax-Free Minnesota Intermediate Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months             Year              Eight Months        Year
                                                            Ended                Ended                Ended            Ended
                                                          2/28/02(3)  8/31/01   8/31/00   8/31/99   8/31/98(3)  12/31/97(2) 12/31/96
                                                          (Unaudited)
Net asset value, beginning of period                       $10.580    $10.350   $10.610   $11.160    $11.170    $10.990    $11.140

Income (loss) from investment operations:
Net investment income                                        0.258      0.526     0.538     0.541      0.363      0.535      0.510
Net realized and unrealized gain (loss) on investments      (0.012)     0.230    (0.260)   (0.550)    (0.009)     0.180     (0.150)
                                                           -------    -------   -------   -------    -------    -------     ------
Total from investment operations                             0.246      0.756     0.278    (0.009)     0.354      0.715      0.360
                                                           -------    -------   -------   -------    -------    -------     ------
Less dividends and distributions from:
Net investment income                                       (0.256)    (0.526)   (0.538)   (0.541)    (0.364)    (0.535)    (0.510)
                                                           -------    -------   -------   -------    -------    -------     ------
Total dividends and distributions                           (0.256)    (0.526)   (0.538)   (0.541)    (0.364)    (0.535)    (0.510)
                                                           -------    -------   -------   -------    -------    -------     ------

Net asset value, end of period                             $10.570    $10.580   $10.350   $10.610    $11.160    $11.170    $10.990
                                                           =======    =======   =======   =======    =======    =======    =======

Total return(1)                                              2.36%      7.50%     2.77%    (0.14%)     3.22%      6.69%      3.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $48,940    $49,089   $46,523   $56,222    $54,281    $57,524    $66,024
Ratio of expenses to average net assets                      0.88%      0.90%     0.93%     0.79%      0.80%      0.91%      0.89%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly            0.88%      0.93%     0.95%     0.79%      0.80%      0.95%      0.89%
Ratio of net investment income to average net assets         4.93%      5.04%     5.22%     4.91%      4.90%      4.86%      4.69%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly   4.93%      5.01%     5.20%     4.91%      4.90%      4.82%      4.69%
Portfolio turnover                                             42%        24%        9%       13%        14%        21%        28%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(3)  Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Tax-Free Minnesota Intermediate Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months             Year              Eight Months        Year
                                                            Ended                Ended                Ended            Ended
                                                          2/28/02(3)  8/31/01   8/31/00   8/31/99   8/31/98(3)  12/31/97(2) 12/31/96
                                                          (Unaudited)
Net asset value, beginning of period                        $10.600  $10.370    $10.630   $11.180    $11.170     $10.990    $11.140

Income (loss) from investment operations:
Net investment income                                         0.214    0.438      0.451     0.450      0.301       0.437      0.440
Net realized and unrealized gain (loss) on investments       (0.023)   0.232     (0.262)   (0.552)    (0.009)      0.190     (0.150)
                                                            -------  -------    -------   -------    -------     -------    -------
Total from investment operations                              0.191    0.670      0.189    (0.102)     0.310       0.627      0.290
                                                            -------  -------    -------   -------    -------     -------    -------
Less dividends and distributions from:
Net investment income                                        (0.211)  (0.440)    (0.449)   (0.448)    (0.300)     (0.447)    (0.440)
                                                            -------  -------    -------   -------    -------     -------    -------
Total dividends and distributions                            (0.211)  (0.440)    (0.449)   (0.448)    (0.300)     (0.447)    (0.440)
                                                            -------  -------    -------   -------    -------     -------    -------

Net asset value, end of period                              $10.580  $10.600    $10.370   $10.630    $11.180     $11.170    $10.990
                                                            =======  =======    =======   =======    =======     =======    =======

Total return(1)                                               1.83%    6.59%      1.89%    (0.98%)     2.82%       5.84%      2.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $2,254   $2,443     $2,380    $2,878     $1,375        $910       $408
Ratio of expenses to average net assets                       1.73%    1.75%      1.78%     1.64%      1.65%       1.81%      1.56%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly             1.73%    1.78%      1.80%     1.64%      1.65%       1.85%      1.62%
Ratio of net investment income to average net assets          4.08%    4.19%      4.37%     4.06%      4.05%       3.96%      3.99%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly    4.08%    4.16%      4.35%     4.06%      4.05%       3.92%      3.93%
Portfolio turnover                                              42%      24%         9%       13%        14%         21%        28%



(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(3)  Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Tax-Free Minnesota Intermediate Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months             Year              Eight Months        Year
                                                            Ended                Ended                Ended            Ended
                                                          2/28/02(3)  8/31/01   8/31/00   8/31/99   8/31/98(3)  12/31/97(2) 12/31/96
                                                          (Unaudited)
Net asset value, beginning of period                        $10.590   $10.360   $10.610   $11.170    $11.170     $10.990    $11.130

Income (loss) from investment operations:
Net investment income                                         0.215     0.437     0.451     0.449      0.301       0.440      0.430
Net realized and unrealized gain (loss) on investments       (0.014)    0.233    (0.253)   (0.561)    (0.001)      0.187     (0.140)
                                                            -------   -------   -------   -------    -------     -------    -------
Total from investment operations                              0.201     0.670     0.198    (0.112)     0.300       0.627      0.290
                                                            -------   -------   -------   -------    -------     -------    -------
Less dividends and distributions from:
Net investment income                                        (0.211)   (0.440)   (0.448)   (0.448)    (0.300)     (0.447)    (0.430)
                                                            -------   -------   -------   -------    -------     -------    -------
Total dividends and distributions                            (0.211)   (0.440)   (0.448)   (0.448)    (0.300)     (0.447)    (0.430)
                                                            -------   -------   -------   -------    -------     -------    -------

Net asset value, end of period                              $10.580   $10.590   $10.360   $10.610    $11.170     $11.170    $10.990
                                                            =======   =======   =======   =======    =======     =======    =======

Total return(1)                                               1.93%     6.59%     1.98%    (1.08%)     2.73%       5.84%      2.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $4,023    $3,059    $2,358    $2,293     $1,601      $1,512     $1,137
Ratio of expenses to average net assets                       1.73%     1.75%     1.78%     1.64%      1.65%       1.77%      1.64%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly             1.73%     1.78%     1.80%     1.64%      1.65%       1.81%      1.64%
Ratio of net investment income to average net assets          4.08%     4.19%     4.37%     4.06%      4.05%       4.00%      3.94%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly    4.08%     4.16%     4.35%     4.06%      4.05%       3.96%      3.94%
Portfolio turnover                                              42%       24%        9%       13%        14%         21%        28%


(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(2) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(3)  Ratios have been annualized and total return has not been annualized.


See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Delaware Minnesota High-Yield Municipal Bond Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months            Year            Eight Months   Year      Period from
                                                            Ended               Ended              Ended       Ended      6/4/96(1)
                                                          2/28/02(4)  8/31/01  8/31/00  8/31/99  8/31/98(4)  12/31/97(3) to 12/31/96
                                                          (Unaudited)
Net asset value, beginning of period                        $9.900     $9.650   $10.210  $10.810   $10.650     $10.180    $10.000

Income (loss) from investment operations:
Net investment income                                        0.291      0.581     0.576    0.583     0.392       0.643      0.350
Net realized and unrealized gain (loss) on investments      (0.098)     0.243    (0.564)  (0.603)    0.170       0.463      0.180
                                                           -------    -------   -------  -------   -------     -------    -------
Total from investment operations                             0.193      0.824     0.012   (0.020)    0.562       1.106      0.530
                                                           -------    -------   -------  -------   -------     -------    -------
Less dividends and distributions from:
Net investment income                                       (0.283)    (0.574)   (0.572)  (0.580)   (0.402)     (0.636)    (0.350)
                                                           -------    -------   -------  -------   -------     -------    -------
Total dividends and distributions                           (0.283)    (0.574)   (0.572)  (0.580)   (0.402)     (0.636)    (0.350)
                                                           -------    -------   -------  -------   -------     -------    -------

Net asset value, end of period                              $9.810     $9.900   $ 9.650  $10.210   $10.810     $10.650    $10.180
                                                           =======    =======   =======  =======   =======     =======    =======

Total return(2)                                              1.99%      8.84%     0.32%   (0.27%)    5.37%      11.26%      5.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $32,526    $34,615   $35,689  $41,813   $33,296     $19,017     $6,068
Ratio of expenses to average net assets                      0.75%      0.75%     0.75%    0.57%     0.40%       0.09%      0.24%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly            0.99%      0.94%     1.14%    1.07%     1.20%       1.24%      1.25%
Ratio of net investment income to average net assets         5.98%      6.01%     5.99%    5.46%     5.50%       6.16%      5.78%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly   5.74%      5.82%     5.60%    4.96%     4.70%       5.01%      4.77%
Portfolio turnover                                             21%        13%        8%      35%        7%         23%        15%


(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(3) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(4)  Ratios have been annualized and total return has not been annualized.

As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.002, an increase in net realized and unrealized gain (loss) per share of $0.002, and a decrease in the ratio of net investment income to average net assets from 6.02% to 5.98%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.


See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Delaware Minnesota High-Yield Municipal Bond Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months            Year            Eight Months   Year      Period from
                                                            Ended               Ended              Ended       Ended     6/12/96(1)
                                                          2/28/02(4)  8/31/01  8/31/00  8/31/99  8/31/98(4)  12/31/97(3) to 12/31/96
                                                          (Unaudited)
Net asset value, beginning of period                        $9.910     $9.650   $10.210  $10.810   $10.660     $10.190    $ 9.780

Income (loss) from investment operations:
Net investment income                                        0.255      0.509     0.504    0.507     0.343       0.557      0.290
Net realized and unrealized gain (loss) on investments      (0.100)     0.248    (0.570)  (0.604)    0.159       0.470      0.410
                                                           -------    -------   -------  -------   -------     -------    -------
Total from investment operations                             0.155      0.757     0.066   (0.097)    0.502       1.027      0.700
                                                           -------    -------   -------  -------   -------     -------    -------
Less dividends and distributions from:
Net investment income                                       (0.245)    (0.497)   (0.494)  (0.503)   (0.352)     (0.557)    (0.290)
                                                           -------    -------   -------  -------   -------     -------    -------
Total dividends and distributions                           (0.245)    (0.497)   (0.494)  (0.503)   (0.352)     (0.557)    (0.290)
                                                           -------    -------   -------  -------   -------     -------    -------

Net asset value, end of period                              $9.820     $9.910   $ 9.650  $10.210   $10.810     $10.660    $10.190
                                                           =======    =======   =======  =======   =======     =======    =======

Total return(2)                                              1.59%      8.09%    (0.49%)  (0.99%)    4.77%      10.41%      7.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $12,400    $12,932   $13,743  $15,814   $13,351      $8,201     $2,738
Ratio of expenses to average net assets                      1.50%      1.50%     1.50%    1.32%     1.15%       0.85%      0.95%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly            1.74%      1.69%     1.89%    1.82%     1.95%       2.00%      2.00%
Ratio of net investment income to average net assets         5.23%      5.26%     5.24%    4.71%     4.75%       5.40%      5.14%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly   4.99%      5.07%     4.85%    4.21%     3.95%       4.25%      4.09%
Portfolio turnover                                             21%        13%        8%      35%        7%         23%        15%


(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(3) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(4)  Ratios have been annualized and total return has not been annualized.

As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.002, an increase in net realized and unrealized gain (loss) per share of $0.002, and a decrease in the ratio of net investment income to average net assets from 5.27% to 5.23%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.


See accompanying notes

Financial
       Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Delaware Minnesota High-Yield Municipal Bond Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months            Year            Eight Months   Year      Period from
                                                            Ended               Ended              Ended       Ended     6/12/96(1)
                                                          2/28/02(4)  8/31/01  8/31/00  8/31/99  8/31/98(4)  12/31/97(3) to 12/31/96
                                                          (Unaudited)
Net asset value, beginning of period                        $9.910     $9.650   $10.210  $10.810   $10.650     $10.180    $ 9.990

Income (loss) from investment operations:
Net investment income                                        0.255      0.509     0.504    0.505     0.340       0.572      0.300
Net realized and unrealized gain (loss) on investments      (0.100)     0.248    (0.570)  (0.602)    0.170       0.455      0.190
                                                           -------    -------   -------  -------   -------     -------    -------
Total from investment operations                             0.155      0.757     0.066   (0.097)    0.510       1.027      0.490
                                                           -------    -------   -------  -------   -------     -------    -------
Less dividends and distributions from:
Net investment income                                       (0.245)    (0.497)   (0.494)  (0.503)   (0.350)     (0.557)    (0.300)
                                                           -------    -------   -------  -------   -------     -------    -------
Total dividends and distributions                           (0.245)    (0.497)   (0.494)  (0.503)   (0.350)     (0.557)    (0.300)
                                                           -------    -------   -------  -------   -------     -------    -------

Net asset value, end of period                              $9.820     $9.910    $9.650  $10.210   $10.810     $10.650    $10.180
                                                           =======    =======   =======  =======   =======     =======    =======

Total return(2)                                              1.59%      8.09%    (0.49%)  (0.99%)    4.87%      10.41%      5.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                     $6,854     $6,807    $6,599   $7,515    $5,165      $3,178       $900
Ratio of expenses to average net assets                      1.50%      1.50%     1.50%    1.32%     1.15%       0.83%      0.99%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly            1.74%      1.69%     1.89%    1.82%     1.95%       1.98%      2.00%
Ratio of net investment income to average net assets         5.23%      5.26%     5.24%    4.71%     4.75%       5.42%      4.90%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly   4.99%      5.07%     4.85%    4.21%     3.95%       4.27%      3.89%
Portfolio turnover                                             21%        13%        8%      35%        7%         23%        15%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager.

(3) Effective May 1, 1997, the Fund's shareholders approved a change of investment advisor from Voyageur Fund Managers, Inc to Delaware Management Company.

(4)  Ratios have been annualized and total return has not been annualized.

As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premium and discounts on debt securities as an adjustment to interest income. The effect of these changes for the period ended February 28, 2002 was a decrease in net investment income per share of $0.002, an increase in net realized and unrealized gain (loss) per share of $0.002, and a decrease in the ratio of net investment income to average net assets from 5.27% to 5.23%. Per share data for periods prior to September 1, 2001 have not been restated to reflected this change in accounting.


See accompanying notes

Notes
   to Financial Statements

Voyageur Mutual Funds is organized as a Delaware business trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Insured Funds is organized as a Delaware business trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax-Free Funds is organized as a Delaware business trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware business trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3.75% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and with a front-end sales charge of up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and Minnesota state personal income tax, as is consistent with preservation of capital. The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income tax by maintaining a weighted average portfolio maturity of 10 years or less. The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and Minnesota state personal income tax, primarily through investment in medium-and lower-grade municipal obligations.

                                         Delaware Minnesota Municipal Bond Funds
                                         February 28, 2002 (Unaudited)



1. Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts and market premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Change in Accounting Principle - As required, effective September 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide") and began amortizing all discount or premium on debt securities. Prior to September 1, 2001, the Funds did not amortize premium or market discount, which conformed to the Series' policy for federal income tax purposes. The cumulative effect of this accounting change had no impact on total assets of the Funds, but resulted in the following changes listed below, based on securities held by the Funds on September 1, 2001.

                                         Delaware Minnesota Municipal Bond Funds
Notes
   to Financial Statements (continued)

1. Significant Accounting Policies (continued)

                                                                  Delaware      Delaware       Delaware
                                                    Delaware      Tax-Free      Tax-Free       Minnesota
                                                    Tax-Free     Minnesota     Minnesota       High-Yield
                                                   Minnesota      Insured     Intermediate     Municipal
                                                      Fund         Fund          Fund          Bond Fund
                                                   ---------     ---------     ---------       ---------
Cost of securities                                 $ 985,187    $2,307,736         --           $27,585
Net unrealized appreciation
  (depreciation)                                    (985,187)   (2,307,736)        --           (27,585)

The effect of these changes for the period ended February 28, 2002, were as follows:

                                                                  Delaware      Delaware       Delaware
                                                    Delaware      Tax-Free      Tax-Free       Minnesota
                                                    Tax-Free     Minnesota     Minnesota       High-Yield
                                                   Minnesota      Insured     Intermediate     Municipal
                                                      Fund         Fund          Fund          Bond Fund
                                                   ---------     ---------     ---------       ---------
Net investment income                             $  39,737      $ 365,876        --           $ 16,336
Net unrealized appreciation
   (depreciation)                                    74,885       (406,973)       --            (11,550)
Net realized gains (losses)                        (114,622)        41,097        --             (4,786)

The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting.

Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions in the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amounts of these expenses for the period ended February 28, 2002 were as follows:

                                                                  Delaware      Delaware       Delaware
                                                    Delaware      Tax-Free      Tax-Free       Minnesota
                                                    Tax-Free     Minnesota     Minnesota       High-Yield
                                                   Minnesota      Insured     Intermediate     Municipal
                                                      Fund         Fund          Fund          Bond Fund
                                                   ---------     ---------     ---------       ---------
Commission reimbursements                           $4,506         $3,017         $645            $631
Earnings credits                                        82          2,364          497              80

                                         Delaware Minnesota Municipal Bond Funds
Notes
   to Financial Statements (continued)



2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                                  Delaware      Delaware       Delaware
                                                    Delaware      Tax-Free      Tax-Free       Minnesota
                                                    Tax-Free     Minnesota     Minnesota       High-Yield
                                                   Minnesota      Insured     Intermediate     Municipal
                                                      Fund         Fund          Fund          Bond Fund
                                                   ---------     ---------     ---------       ---------
On the first $500 million                           0.550%         0.500%        0.500%          0.550%
On the next $500 million                            0.500%         0.475%        0.475%          0.500%
On the next $1.5 billion                            0.450%         0.450%        0.450%          0.450%
In excess of $2.5 billion                           0.425%         0.425%        0.425%          0.425%

DMC has elected to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2002 as shown below:

                                                                  Delaware      Delaware       Delaware
                                                    Delaware      Tax-Free      Tax-Free       Minnesota
                                                    Tax-Free     Minnesota     Minnesota       High-Yield
                                                   Minnesota      Insured     Intermediate     Municipal
                                                      Fund         Fund          Fund          Bond Fund
                                                   ---------     ---------     ---------       ---------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                              0.75%        0.75%         0.75%          0.50%

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, each Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C shares for all Funds. The Board of Trustees has set the fee at an annual rate of 0.15% of the Class A shares' average daily net assets for Delaware Tax-Free Minnesota Intermediate Fund.

                                         Delaware Minnesota Municipal Bond Funds
Notes
   to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
At February 28, 2002, each Fund had liabilities payable to affiliates as follows:

                                                                  Delaware      Delaware       Delaware
                                                    Delaware      Tax-Free      Tax-Free       Minnesota
                                                    Tax-Free     Minnesota     Minnesota       High-Yield
                                                   Minnesota      Insured     Intermediate     Municipal
                                                      Fund         Fund          Fund          Bond Fund
                                                   ---------     ---------     ---------       ---------
Investment management fee
   payable to DMC                                   $38,787       $97,081       $11,178         $12,284
Dividend disbursing, transfer
   agent fees accounting and other
   expenses payable to DSC                           31,842        21,432         4,934           4,689
Other expenses payable to DMC
   and affiliates                                    81,319        73,333         3,684           1,695

For the period ended February 28, 2002, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                                  Delaware      Delaware       Delaware
                                                    Delaware      Tax-Free      Tax-Free       Minnesota
                                                    Tax-Free     Minnesota     Minnesota       High-Yield
                                                   Minnesota      Insured     Intermediate     Municipal
                                                      Fund         Fund          Fund          Bond Fund
                                                   ---------     ---------     ---------       ---------
                                                    $21,150       $13,068        $3,904          $2,706

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Funds. These officers and trustees are paid no compensation by the Funds.

3. Investments
For the period ended February 28, 2002, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                                  Delaware      Delaware       Delaware
                                                    Delaware      Tax-Free      Tax-Free       Minnesota
                                                    Tax-Free     Minnesota     Minnesota       High-Yield
                                                   Minnesota      Insured     Intermediate     Municipal
                                                      Fund         Fund          Fund          Bond Fund
                                                   ---------     ---------     ---------       ---------
Purchases                                        $28,249,532    $31,931,151    $11,101,494     $5,354,976
Sales                                             27,481,196     27,193,671     10,902,432      8,430,348

                                         Delaware Minnesota Municipal Bond Funds
Notes
   to Financial Statements (continued)

3. Investments (continued)
At February 28, 2002, the cost of investments for federal income tax purposes approximates the cost for book purposes. At February 28, 2002, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                                  Delaware      Delaware       Delaware
                                                    Delaware      Tax-Free      Tax-Free       Minnesota
                                                    Tax-Free     Minnesota     Minnesota       High-Yield
                                                   Minnesota      Insured     Intermediate     Municipal
                                                      Fund         Fund          Fund          Bond Fund
                                                   ---------     ---------     ---------       ---------
Cost of investments                              $353,367,519  $244,174,106   $54,195,224     $53,781,766
                                                 ============  ============   ===========     ===========

Aggregate unrealized appreciation                $ 21,810,254  $ 17,048,804   $ 1,791,939     $   644,804

Aggregate unrealized depreciation                  (3,957,672)           --      (487,597)     (3,659,621)
                                                 ------------  ------------   -----------     -----------
Net unrealized appreciation
   (depreciation)                                $ 17,852,582  $ 17,048,804   $ 1,304,342     ($3,014,817)
                                                 ============  ============   ===========     ===========

For federal income tax purposes, the Funds had accumulated capital losses as of February 28, 2002, which may be carried forward and applied against future capital gains. Such capital loss carryforward amounts will expire as follows:

                                                                  Delaware      Delaware       Delaware
                                                    Delaware      Tax-Free      Tax-Free       Minnesota
                                                    Tax-Free     Minnesota     Minnesota       High-Yield
                                                   Minnesota      Insured     Intermediate     Municipal
Year of Expiration                                    Fund         Fund          Fund          Bond Fund
------------------                                 ---------     ---------     ---------       ---------
2003                                               $     --      $5,327,280   $       --       $       --

2004                                                     --         572,208       43,982            6,809

2005                                                     --              --           --            4,334

2006                                                     --              --           --              648

2007                                                     --              --           --              369

2008                                                485,497         589,183      423,683          201,822

2009                                                     --         114,085    1,440,485        1,267,552
                                                   --------      ----------   ----------       ----------
Total                                              $485,497      $6,602,756   $1,908,150       $1,481,534
                                                   --------      ----------   ----------       ----------

                                       46

                                         Delaware Minnesota Municipal Bond Funds

Notes
   to Financial Statements (continued)

4. Capital Shares
Transactions in capital shares were as follows:

                                                             Delaware Tax-Free                    Delaware Tax-Free
                                                                 Minnesota                            Minnesota
                                                                   Fund                             Insured Fund
                                                             -----------------                    -----------------
                                                       Six Months                           Six Months
                                                         Ended         Year Ended             Ended              Year Ended
                                                        2/28/02          8/31/01             2/28/02               8/31/01
                                                       (Unaudited)                         (Unaudited)
Shares sold:
   Class A                                               594,935       1,770,989             386,199              731,060
   Class B                                               126,818         294,861             106,482              219,232
   Class C                                                98,461         113,913              90,576              140,840

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                               456,782         925,446             338,209              709,319
   Class B                                                18,909          35,392              16,609               29,740
   Class C                                                 8,610          16,718               6,639               11,473
                                                      ----------      ----------          ----------           ----------
                                                       1,304,515       3,157,319             944,714            1,841,664
                                                      ==========      ==========          ==========           ==========


Shares repurchased:
   Class A                                            (1,631,296)     (3,162,433)         (1,230,339)          (1,935,487)
   Class B                                               (63,550)       (170,358)            (73,604)             (82,102)
   Class C                                               (36,667)       (158,031)            (51,014)            (106,076)
                                                      ----------      ----------          ----------           ----------
                                                      (1,731,513)     (3,490,822)         (1,354,957)          (2,123,665)
                                                      ----------      ----------          ----------           ----------
Net decrease                                            (426,998)       (333,503)           (410,243)            (282,001)
                                                      ==========      ==========          ==========           ==========

                                         Delaware Minnesota Municipal Bond Funds

Notes
   to Financial Statements (continued)

4. Capital Shares (continued)

                                                             Delaware Tax-Free                      Delaware Minnesota
                                                                 Minnesota                              High-Yield
                                                             Intermediate Fund                      Municipal Bond Fund
                                                             -----------------                      -------------------
                                                       Six Months                           Six Months
                                                         Ended         Year Ended             Ended              Year Ended
                                                        2/28/02          8/31/01             2/28/02               8/31/01
                                                       (Unaudited)                         (Unaudited)
Shares sold:
   Class A                                               356,368         687,482             125,756              365,212
   Class B                                                11,332          31,419              56,748              141,565
   Class C                                               105,737         101,324              85,467               94,018

Shares issued upon reinvestment of
   dividends and distributions:
   Class A                                                85,809         177,275              56,928              118,907
   Class B                                                 2,374           5,242              18,318               41,137
   Class C                                                 5,921           9,426               9,887               21,196
                                                      ----------      ----------          ----------           ----------
                                                         567,541       1,012,168             353,104              782,035
                                                      ==========      ==========          ==========           ==========


Shares repurchased:
   Class A                                              (449,388)       (721,185)           (362,913)            (687,404)
   Class B                                               (31,192)        (35,849)           (117,269)            (301,645)
   Class C                                               (20,179)        (49,584)            (84,304)            (112,047)
                                                      ----------      ----------          ----------           ----------
                                                        (500,759)       (806,618)           (564,486)          (1,101,096)
                                                      ----------      ----------          ----------           ----------
Net decrease                                              66,782         205,550            (211,382)            (319,061)
                                                      ==========      ==========          ==========           ==========

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2002 or at any time during the period.

6. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Delaware Investments
       Family of Funds

--------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

Growth-Equity Group
Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

Value-Equity Group
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund
Delaware REIT Fund
Delaware Small Cap Value Fund

International Group
(DIAL-Delaware International Advisers Ltd.)
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund
  (formerly Delaware International Equity Fund)

Blend Mutual Funds
Delaware Balanced Fund
Delaware Core Equity Fund
  (formerly Delaware Growth Stock Fund)
Delaware Devon Fund
Delaware Social Awareness Fund
Delaware Foundation Funds
  Balanced Portfolio
  Growth Portfolio
  Income Portfolio

Fixed Income Group

Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Limited-Term Government Fund
Delaware Strategic Income Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                               Affiliated Officers                          Contact Information
                                                Charles E. Haldeman, Jr.
Walter P. Babich                                Chairman                                     Investment Manager
Board Chairman                                  Delaware Investments Family of Funds         Delaware Management Company
Citadel Constructors, Inc.                      Philadelphia, PA                             Philadelphia, PA
King of Prussia, PA
                                                William E. Dodge                             International Affiliate
David K. Downes                                 Executive Vice President and                 Delaware International Advisers Ltd.
President and Chief Executive Officer           Chief Investment Officer, Equity             London, England
Delaware Investments Family of Funds            Delaware Investments Family of Funds
Philadelphia, PA                                Philadelphia, PA                             National Distributor
                                                                                             Delaware Distributors, L.P.
John H. Durham                                  Jude T. Driscoll                             Philadelphia, PA
Private Investor                                Executive Vice President and
Gwynedd Valley, PA                              Head of Fixed Income                         Shareholder Servicing, Dividend
                                                Delaware Investments Family of Funds         Disbursing and Transfer Agent
Anthony D. Knerr                                Philadelphia, PA                             Delaware Service Company, Inc.
Consultant                                                                                   2005 Market Street
Anthony Knerr & Associates New York, NY         Richard J. Flannery                          Philadelphia, PA 19103-7094
                                                President and Chief Executive Officer
Ann R. Leven                                    Delaware Distributors, L.P.                  For Shareholders
Former Treasurer National Gallery of Art        Philadelphia, PA                             800 523-1918
Washington, DC
                                                                                             For Securities Dealers and Financial
Thomas F. Madison                                                                            Institutions Representatives Only
President and Chief Executive Officer                                                        800 362-7500
MLM Partners, Inc.
Minneapolis, MN                                                                              Website www.delawareinvestments.com

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN


















(5813)                                                        Printed in the USA
SA-MNALL [2/02] BUR 4/02                                      (J8022/EXP: 10/02)